THE ROYCE FUND

STATEMENT OF ADDITIONAL INFORMATION

THE ROYCE FUND (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust offers investors the opportunity to invest in eleven separate portfolios or series. Each of those series is classified as a “diversified” fund within the meaning of 1940 Act. The eleven series of the Trust (each, a “Fund” and collectively, the “Funds”), the share classes offered hereunder (each, a “Share Class” and collectively, the “Share Classes”), and their related ticker symbols are:

Royce Small-Cap Fund—Investment

(PENNX), Service (RYPFX), Institutional

(RPMIX), and Consultant (RYPCX)

Royce Micro-Cap Fund—Investment

(RYOTX), Service (RMCFX) and

Consultant (RYMCX)

Royce Premier Fund—Investment

(RYPRX), Service (RPFFX), Institutional

(RPFIX), and Consultant (RPRCX)

Royce Small-Cap Total Return Fund—

Investment (RYTRX), Service (RYTFX),

Institutional (RTRIX), Consultant

(RYTCX), and R (RTRRX)

Royce Small-Cap Opportunity Fund—

Investment (RYPNX), Service (RYOFX),

Institutional (ROFIX), Consultant

(ROFCX), and R (ROFRX)

Royce Small-Cap Special Equity Fund—

Investment (RYSEX), Service (RSEFX),

Institutional (RSEIX) and Consultant

(RSQCX)

Royce Small-Cap Value Fund—Investment

(RVVHX) and Service (RYVFX),

Royce Smaller-Companies Growth

Fund—Investment (RVPHX), Service

(RYVPX), and Institutional (RVPIX)

Royce Global Financial Services Fund—

Service (RYFSX) and Institutional (RGFIX)

Royce Dividend Value Fund—Investment

(RDVIX) and Service (RYDVX)

Royce International Premier Fund—

Investment (RIPNX), Service (RYIPX), and

Institutional (RIPIX)

This statement of additional information (this “SAI”) is not a prospectus but should be read in conjunction with the Trust’s statutory prospectuses (each, a “Prospectus”) relating to the Investment, Service, Institutional, Consultant, and R Class shares of the Funds, each dated May 1, 2024, and as may be supplemented from time to time. Please retain this document for future reference. The audited financial statements included in the Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2023 (SEC Accession No. 0000949377-24-000007) are incorporated herein by reference. To obtain an additional copy of a Prospectus or an Annual Report to Shareholders for any of the Funds, without a charge, please call Shareholder Services at (800) 221-4268.

The A Class shares of the applicable Funds are registered with the Securities Exchange Commission but are not offered for sale as of the date of this SAI and are addressed in a separate prospectus, dated May 1, 2024, and a separate statement of additional information, dated May 1, 2024.

Investment Adviser Royce Investment Partners (“Royce”)1	Transfer Agent SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”)
Distributor Royce Fund Services, LLC (“RFS”)	Custodian State Street Bank and Trust Company (“State Street”)

May 1, 2024

1 Royce & Associates, LP is a Delaware limited partnership that primarily conducts its business under the name Royce Investment Partners.

TABLE OF CONTENTS

OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE SMALL-CAP FUND (formerly Royce Pennsylvania Mutual Fund) – in securities of companies with stock market capitalizations greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution and non-convertible preferred stocks and debt securities.

ROYCE MICRO-CAP FUND – in securities of companies with stock market capitalizations greater than that of the largest company in the Russell Microcap® Index at the time of its most recent reconstitution and non-convertible preferred stocks and debt securities.

ROYCE PREMIER FUND – in securities of companies with stock market capitalizations greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution, non-convertible preferred stocks and debt securities.

ROYCE SMALL-CAP TOTAL RETURN FUND – in securities with stock market capitalizations greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution, non-dividend-paying common stocks and non-convertible securities.

ROYCE SMALL-CAP OPPORTUNITY FUND – in securities of companies with stock market capitalizations greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution and non-convertible preferred stocks and debt securities.

ROYCE SMALL-CAP SPECIAL EQUITY FUND – in common stocks and convertible securities of companies with market capitalizations greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution and non-convertible preferred stocks and debt securities.

ROYCE SMALL-CAP VALUE FUND – in securities of companies with stock market capitalizations greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution and non-convertible preferred stocks and debt securities.

ROYCE SMALLER-COMPANIES GROWTH FUND – in securities of companies with stock market capitalizations above $7.5 billion and non-convertible preferred stocks and debt securities.

ROYCE GLOBAL FINANCIAL SERVICES FUND – in securities of non-financial services companies, securities of financial services companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE DIVIDEND VALUE FUND – in securities with stock market capitalizations above $15 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE INTERNATIONAL PREMIER FUND – in securities of companies with stock market capitalizations below $1 billion and above $5 billion, U.S. equity securities, and non-convertible preferred stocks and debt securities.

INVESTMENT POLICIES AND LIMITATIONS

The Funds’ investment objectives are set forth in the Prospectuses. The Funds’ fundamental investment policies, limitations and operating policies are listed below. A Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of that Fund. The remaining investment policies and limitations described in this SAI and the Funds’ investment objectives described in the Prospectuses are operating policies and may be changed by a majority vote of the Board of Trustees of the Trust (the “Board”) and without shareholder approval. However, shareholders will be notified prior to any material change to the operating policies of any Fund in which they beneficially own shares.

Unless otherwise expressly noted, compliance with each Fund’s investment policies and limitations will be determined immediately after or at the time of that Fund’s acquisition of the security or relevant asset except for Fundamental Policy No. 4, which the Funds must comply with on a continuous basis. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations, except as it relates to Fundamental Policy No. 4. In the event the percentage of a Fund’s assets invested in securities for which market quotations are not readily available (i.e., illiquid securities) exceeds the applicable limit set forth in Fundamental Policy No. 8 due to a subsequent change in values, net assets, or other circumstances, the Fund will consider, based on all relevant facts and circumstances, taking appropriate measures to reduce the percentage of its assets invested in such securities in an orderly fashion. No Fund, however, will be required to sell securities for which market quotations are not readily available (i.e., illiquid securities) if the percentage of its assets invested in such securities exceeds the applicable limit set forth in Fundamental Policy No. 8 due to a subsequent change in values, net assets, or other circumstances.

No Fund may, as a matter of fundamental policy:

1.	Issue any senior securities;

2.	Purchase securities on margin or write call options on its portfolio securities;

3.	Sell securities short;

4.	Borrow money, except that each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund’s total assets;

5.	Underwrite the securities of other issuers;

6.	Invest more than 25% of its total assets in the securities of foreign issuers in the case of Royce Small-Cap Opportunity Fund and Royce Small-Cap Special Equity Fund. No other Funds are subject to this restriction;

7.	Invest in restricted securities (except for Royce Small-Cap Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Global Financial Services Fund, and Royce Dividend Value Fund, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities and Royce Small-Cap Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, and Royce International Premier Fund, each of which is not subject to this restriction,) or in repurchase agreements which mature in more than seven days;

8.	Invest more than 10% (15% for Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, and Royce International Premier Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Royce Small-Cap Fund, which is not subject to any such limitation);

9.	Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

10.	Invest more than 25% of its assets in any one industry (except for Royce Global Financial Services Fund, which will concentrate and may invest up to 100% of its assets in financial services companies);

11.	Acquire more than 10% of the outstanding voting securities of any one issuer;

12.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.	Purchase or sell commodities or commodity contracts;

14.	Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.	Invest in companies for the purpose of exercising control of management;

16.	Purchase portfolio securities from or sell such securities directly to any of the Trust’s Trustees, officers, employees or investment adviser, as principal for their own accounts; or

17.	Invest more than 5% of its total assets in warrants, rights and options.

Certain operating policies of the Funds are set forth below. Such operating policies may be changed by a majority vote of the Board and without shareholder approval.

Notwithstanding any Fundamental Policy set forth herein, no Fund may, as a matter of operating policy, enter into any “derivatives transaction” within the meaning of Rule 18f-4 under the 1940 Act.

No Fund may, as a matter of operating policy, invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities.

Royce Small-Cap Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

Royce Small-Cap Special Equity Fund may not, as a matter of operating policy:

1.	Invest more than 10% of its assets in the securities of foreign issuers;

2.	Invest more than 5% of its assets in securities for which market quotations are not readily available (i.e., illiquid securities); or

3.	Invest more than 5% of its assets in the securities of other investment companies.

Royce Small-Cap Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, and Royce Dividend Value Fund may not, as a matter of operating policy, invest more than 25% of their net assets in the securities of foreign issuers.

Royce International Premier Fund may not, as a matter of operating policy, invest more than 35% of its net assets in the securities of companies headquartered in developing countries.

Royce Small-Cap Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, and Royce Dividend Value Fund may not, as a matter of operating policy, invest more than 5% of their net assets in the securities of companies that are headquartered in developing countries.

Royce Global Financial Services Fund may not, as a matter of operating policy, invest more than 10% of its net assets in the securities of companies headquartered in developing countries.

Royce Small-Cap Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, and Royce International Premier Fund may not, as a matter of operating policy, invest more than 15% of their net assets in restricted securities (i.e., securities subject to certain contractual or legal restrictions on resale).

For purposes of Fundamental Policy No. 6, the Trust does not consider foreign government securities to be the securities of foreign issuers.

The Trust interprets: (i) Fundamental Policy No. 7 to preclude Royce Small-Cap Special Equity Fund from investing in restricted securities (i.e., securities subject to certain contractual or legal restrictions on resale); (ii) Fundamental Policies No. 7 and No. 8 to preclude any of Royce Small-Cap Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Global Financial Services Fund, and Royce Dividend Value Fund from investing more than 15% of its net assets in illiquid securities (i.e., securities for which market quotations are not readily available), including restricted securities (i.e., securities subject to certain contractual or legal restrictions on resale); (iii) Fundamental Policy No. 8 to preclude any of Royce Micro-Cap Fund, Royce Premier Fund, and Royce Small-Cap Total Return Fund from investing more than 10% of its net assets in illiquid securities (i.e., securities for which market quotations are not readily available); and (iv) Fundamental Policy No. 8 to preclude Royce International Premier Fund from investing more than 15% of its net assets in illiquid securities (i.e., securities for which market quotations are not readily available). For these purposes, the Trust looks only to whether market quotations are not readily available and not to any other indicia of liquidity.

In addition, for purposes of Fundamental Policy No. 7 and any Fund operating policies, the Trust does not consider securities to be “restricted” if they may be sold by a Fund without restriction in the market in which they are primarily traded, outside the United States. Restricted securities, sometimes referred to as private placements, are subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the “Securities Act”). Such securities are purchased directly from the issuer, a control person of the issuer or another investor holding such securities. A large institutional market has developed for these unregistered privately placed restricted securities, both domestic and foreign. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid securities so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

For purposes of Fundamental Policy No. 14, the Trust does not consider repurchase agreements or the purchase of debt securities, bank certificates of deposit and other similar securities, in accordance with the Funds’ investment policies, to be loans.

Each Fund may invest in the securities of other investment companies (open or closed-end) to the extent permitted under the 1940 Act (except for Royce Small-Cap Special Equity Fund which may only invest up to 5% of its total assets in the securities of other investment companies). Notwithstanding the above, the Funds as a matter of operating policy are prohibited from purchasing shares of other investment companies in excess of the limits set forth in the 1940 Act in reliance on the following statutory exceptions to such limits: (i) where the acquiring company and the acquired company are part of the same group of investment companies; and (ii) where the acquiring company and its affiliated persons acquire up to 3% of the outstanding stock of an investment company and such acquiring company has not offered or sold and is not proposing to offer or sell any security which includes a sales load of more than 1.5%.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Equity Securities

Each Fund invests in equity securities to the extent set forth in its Prospectus. For these purposes, “equity security” has the meaning set forth in the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Common stocks, preferred stocks, convertible securities, warrants, rights, and options are some examples of equity securities in which the Funds may invest. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on the company’s income for purposes of receiving dividend payments and on the company’s assets in the event of liquidation. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

Funds’ Rights as Stockholders

No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy, among other things, to the company’s management or its board of directors and/or other stockholders if Royce or the Board determines that such matters could have a significant effect on the value of the Fund’s investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s board of directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or expenses or liabilities incurred, which could have a negative impact on that Fund’s performance.

A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board determine this to be in the best interests of a Fund’s shareholders.

Securities Lending

Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in and satisfy the requirements of the Global Securities Lending Program organized and monitored by the Funds’ custodian, State Street. Furthermore, such loans will be made only if, in Royce’s judgment, the consideration to be earned from such loans would justify the risk. Collateral supplied from the borrower that is re-invested is subject to market and other investment-related risks.

The current view of the staff of the Securities and Exchange Commission (the “SEC”) is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Below Investment Grade Debt Securities

Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. These speculative securities are commonly referred to as “below investment grade” securities or “junk” bonds. They may be rated from Ba to Ca by Moody’s Investors Service, Inc., from BB to D by Standard & Poor’s, or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default or about to be in default as to the repayment of principal or the payment of interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity or perceived capacity to make timely payment of principal and interest. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a debt security rated “below investment grade” in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board and described in the applicable Fund’s Prospectus. Judgment and other subjective factors play a greater role in the valuation of lower-rated (high-risk) debt securities than securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may adversely affect the value of a Fund’s investment in lower-rated (high-risk) debt securities along with its ability to dispose of that investment.

Since the risk of default is higher for “junk bonds,” Royce’s research and credit analysis play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations or has improved or is expected to improve in the future. Royce’s analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody’s (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody’s (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody’s (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody’s (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics) without regard to gradations within those ratings categories.

Substantial Investments in Financial Services Companies by Royce Global Financial Services

Royce Global Financial Services Fund’s emphasis on securities of financial services companies makes it more susceptible to adverse conditions affecting such companies than a fund that does not have its assets invested to a similar degree in such companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level and, to the extent that they operate internationally, in other regions and countries. Each of these companies also may be significantly affected by changes in prevailing interest rates, general economic conditions, and industry specific risks. The enactment of new legislation and regulations, as well as changes in the interpretation and enforcement of existing laws, rules and regulations, may directly affect the manner of operations and profitability of companies in the financial services industry. From time to time, changes in law and regulation have permitted greater diversification of their financial products, but the ability of certain financial services companies to expand by acquisition or branching across state lines may be limited. Federal and/or state laws, rules and regulations require banks, bank holding companies, broker dealers and insurance companies to maintain minimum levels of capital and liquidity. In recent years, the U.S. Federal Reserve and other central banks have reversed many of their accommodative policies. The U.S. Federal Reserve also has increased the overnight Federal Funds rate several times and may do so again in the near future. Although the effect that Federal Funds rate increases or the elimination or reduction of other monetary policies may have on financial services companies is uncertain, those policy changes may lead to banking industry instability and market volatility for securities held or issued by financial services companies. Bank regulators have broad authority and can impose sanctions, including conservatorship or receivership, on non-complying banks even when these banks continue to be solvent, which could result in the elimination of stockholders’ equity.

Substantial Fund Investments in a Single Sector or a Limited Number of Sectors

Each Fund other than Royce Global Financial Services Fund may, from time to time, invest a significant portion of its assets in companies from a single sector or a limited number of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector, and the securities of companies in that sector could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single sector as a whole, and these companies may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect that sector. In particular, companies in the sectors listed below may be adversely affected by the corporate, economic, political, regulatory, or market events referenced below.

●	Consumer Discretionary. These companies can be significantly affected by the performance of the overall economy, particularly the level of consumer inflation, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

●	Consumer Staples. These companies can be significantly affected by commodity costs, consumer confidence, demographic and product trends, the performance of the overall economy, particularly the level of consumer inflation, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation.

●	Financials. These companies are subject to extensive government regulation, can be significantly affected by changes in interest rates, the availability and cost of capital, the rate of corporate and consumer debt defaults, and price competition, and can be subject to relatively rapid change due to government interventions in capital, credit, and currency markets.

●	Health Care. These companies are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.

●	Industrials. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

●	Information Technology. These companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

●	Materials. These companies can be significantly affected by the level and volatility of commodity prices, the relative value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

As of December 31, 2023, each of Fund other than Royce Global Financial Services Fund invested a significant portion of its assets in companies from a single sector or a limited number of sectors.

Foreign Investments

Although Royce International Premier Fund may invest without limit in the equity securities of companies headquartered outside of the United States, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Under normal market circumstances, Royce Global Financial Services Fund will invest at least 40% of its net assets in equity securities of companies headquartered in at least three different countries outside of the United States. During periods when market conditions are not deemed favorable by Royce, Royce Global Financial Services Fund will invest at least 30% of its net assets in such companies. Each of Royce Small-Cap Special Equity Fund and Royce Small-Cap Opportunity Fund may invest up to 10% of its total assets in the securities of companies that are headquartered in foreign countries; each of Royce Small-Cap Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, and Royce Dividend Value Fund may invest up to 25% of its net assets in the securities of companies that are headquartered in foreign countries. In addition, each Fund may invest in securities of companies whose economic fortunes are linked to foreign countries but do not meet the Fund’s definition of a foreign security (i.e., a security issued by a company that is headquartered in a foreign country). To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to foreign country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing “foreign securities.”

Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. There also may be restrictions on outside investment in certain other foreign jurisdictions, including major industry or market sector restrictions, or limitations on the total amount or type of position in any single issue. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund’s portfolio. Foreign investments may also be subject to heightened local economic and political risks, public health events, political, economic and social instability, confiscatory taxation, foreign exchange controls, sanctions, war, military action, or other armed conflict, periods of unrest or adverse diplomatic developments, large-scale human migration, and possible nationalization of issuers or expropriation of their assets, which might adversely affect the value of the Fund’s foreign investments along with its ability to dispose of those investments. Investments in foreign securities also may be subject to possible difficulties in obtaining and/or enforcing legal judgments in foreign courts; restrictions or prohibitions on foreign investment, including prohibitions or restrictions on investments in specific industries or market sectors; limitations on the total amount or type of position in any single issuer; and possible imposition by foreign governments of prohibitions or substantial restrictions on foreign investments in their capital markets or in certain industries. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Although changes in foreign currency rates may adversely affect the value of the Funds’ foreign investments, Royce does not expect to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities it purchases on behalf of the Funds. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency hedging transactions.

Exchange control regulations in such foreign markets or sanctions against certain foreign governments or issuers may also adversely affect the value of the Funds’ foreign investments. Foreign exchange controls may also adversely affect the Funds’ ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

The risk factors noted above are generally heightened for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. See “Developing Countries” below.

The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders.

With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Developing Countries

Royce International Premier Fund may not invest more than 35% of its net assets in the securities of companies headquartered in developing countries. Royce Global Financial Services Fund may not invest more than 10% of its net assets in the securities of companies that are headquartered in developing countries. Each of Royce Small-Cap Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, and Royce Dividend Value Fund may not invest more than 5% of its net assets in the securities of companies that are headquartered in developing countries. Although Royce Small-Cap Special Equity Fund is not subject to a specific limitation on its ability to invest in the securities of companies that are headquartered in developing countries, such Fund may only invest up to 10% of its total assets in the securities of companies that are headquartered in foreign countries.

Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, Israel, and Western European countries (which include, Austria, Belgium, Denmark, France, Finland, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). The risk factors noted above in “Foreign Investments” are generally heightened for investments in developing countries. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investment in these countries by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain developing countries. Many of the securities markets in developing countries are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. Developing countries may have antiquated legal systems with existing laws and regulations that are inconsistently applied. Generally, developing countries are not subject to as extensive and frequent accounting and financial reporting requirements as in the United States. Transaction costs, including brokerage commissions and dealer mark-ups in developing countries may be higher than in the United States or other developed countries. Investments in developing countries also are subject to the risk that a future economic, military, or political crisis could lead to armed conflict, price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, foreign exchange controls, sanctions, large-scale human migration, or creation of government monopolies, any of which may have a detrimental effect on the value of the Funds’ investments. In addition, each Fund may invest in securities of companies whose economic fortunes are linked to developing countries but do not meet the Fund’s definition of a developing country security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to developing country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing developing country securities.

Investments in Other Investment Companies and Exchange-Traded Funds

The Funds (except for Royce Small-Cap Special Equity Fund, which may invest up to 5% of its total assets in the securities of other investment companies) may purchase, sell and invest in the securities of other investment companies, including money market funds, exchange-traded funds (“ETFs”), registered open-end and closed-end funds, and unregistered funds to the extent permitted under the 1940 Act. As a result, to the extent a Fund invests in another investment company, the investment performance of the Fund will be directly impacted by the investment performance of that investment company. Likewise, a Fund will be exposed to the same risks as such investment companies in direct proportion to the allocation of its assets among those investment companies. In addition, when a Fund invests in another investment company, the Fund’s shareholders must bear not only their proportionate share of the Fund’s fees and expenses, but they also must bear indirectly the fees and expenses of the other investment company.

ETFs are ownership interests in registered open-end funds, unit investment trusts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry, sector or asset class. The relevant Funds also may, from time to time, purchase ETFs that sell short a portfolio of securities or other financial assets. An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors. The relevant Funds also may invest in ETFs that use financial derivatives or leverage in an attempt to provide a multiple of the returns of an underlying index or other financial asset on a daily basis or an inverse of those returns. Investment exposure to leveraged or inverse ETFs may increase a Fund’s volatility and magnify any losses.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is an investment company, unless an exemption has been obtained from the SEC, the limitations applicable to the relevant Funds’ ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

The Funds may engage in repurchase agreements which mature in seven days or less, provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with recognized securities dealers, banks and the Fixed Income Clearing Corporation, a securities clearing agency registered with the SEC, each determined by Royce to represent acceptable credit risk.

Environmental, Social, and Governance (“ESG”) Related Information

To the extent Royce believes certain material ESG factors have the potential to contribute to a stock’s long-term performance, such Fund may evaluate potential ESG considerations when assessing a company’s financial condition and profitability. Evaluating ESG factors for small-, micro-, and mid-cap companies includes certain risks which typically are not present in larger-cap companies due to a relative lack of readily available information. Due to the constrained resources, limited third-party research, and reduced regulatory obligations of small-, micro, and mid-cap companies relative to larger-cap companies, the Funds’ holdings may contain a higher proportion of securities with less publicly available ESG information than would a fund which invests in larger-cap issuers. Therefore, Royce’s evaluation of a company’s ESG risk is subjective and may differ from that of the other Fund, institutional investors, third-party service providers (e.g., ratings providers), and/or third-party funds.

Warrants, Rights and Options

Pursuant to Fundamental Policy No. 17, each Fund may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices are not necessarily correlated with the market prices of the underlying securities. Notwithstanding Fundamental Policy No. 17, no Fund may, as a matter of operating policy, invest in options.

The sale of warrants and rights held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants or rights held for one year or less generally results in a short-term capital gain or loss. The holding period for securities acquired upon exercise of a warrant or right, however, generally begins on the day after the date of exercise, regardless of how long the warrant or right. The securities underlying warrants and rights could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

Investing in warrants and rights on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Thus, investing in warrants and rights permits a Fund to incur additional risk and/or to hedge against risk.

Illiquid and Restricted Securities

The Funds’ Fundamental Policies and operating policies with respect to their ability to invest in restricted securities (i.e., securities subject to certain contractual or legal restrictions on resale) and illiquid securities (i.e., securities for which market quotations are not readily available) are set forth in this SAI under the heading “Investment Policies and Limitations.” For purposes of the Fundamental Policies regarding Fund investments in illiquid securities, the Trust looks only to whether market quotations are not readily available and not to any other indicia of liquidity. For purposes of the Fundamental Policies and any operating policies regarding Fund investments in restricted securities, the Trust does not consider securities to be “restricted” if they may be sold by a Fund without restriction in the market in which they are primarily traded, outside the United States. Restricted securities, sometimes referred to as private placements, are subject to contractual or legal restrictions on resale because they are not registered under the Securities Act. Such securities are purchased directly from the issuer, a control person of the issuer or another investor holding such securities. A large institutional market has developed for these unregistered privately placed restricted securities, both domestic and foreign. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid securities so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

Borrowing

Each Fund may not borrow money from banks other than as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its total assets.

Large Redemptions; New Fund Risks; Fund Liquidations.

If one or more investors in a Fund initiate significant redemptions, the Fund may be required to dispose of assets to meet the redemption request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in a Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in a Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer Funds or when a significant investor purchases, redeems or owns a substantial portion of a Fund’s shares. Because large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a Fund’s investment strategy, each Fund also reserves the right to satisfy redemption in-kind, subject to certain conditions, rather than in cash. Funds that are new or that do not have considerable operating history also face greater risks that their investment strategies may not be successful, because the Fund may launch at an inopportune time or for other reasons. Newly organized Funds may not attract sufficient assets to achieve investment, trading, expense, or other efficiencies. In general, a Fund may be liquidated without shareholder approval and/or at a time that may not be favorable for all shareholders, which also may result in the Fund’s disposition of assets and acceleration of its realization of taxable capital gains or losses.

Investments by Affiliated and Non-Affiliated “Funds of Funds” in the Funds

Certain affiliated and non-affiliated investment companies may invest in the Funds in accordance with the requirements of the 1940 Act and Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”). These investment companies may be referred to as “funds of funds” because they invest primarily in other investment companies.

From time to time, a Fund may experience relatively large investments or redemptions, including liquidations, from a fund of funds due to an asset allocation rebalancing or other investment decision made by the investment manager of the applicable fund of funds. These asset flows may adversely affect performance by requiring the Fund to purchase or sell securities at inopportune times, including periods of reduced market liquidity, by otherwise limiting Royce’s ability to fully implement the Fund’s investment strategies, or by requiring the Fund to hold a larger portion of its assets in cash or highly liquid securities than it otherwise would hold. Asset flows initiated by a fund of funds may also result in higher portfolio turnover rates, increased payments of brokerage commissions, lower asset levels, and higher operating expense ratios for the Fund. Large redemptions of Fund shares by a fund of funds could also accelerate the Fund’s realization of short-term and long-term capital gains, which could result in adverse tax consequences to its shareholders.

The Funds’ investment adviser, Royce Investment Partners, may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds. For example, Royce may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption) than would be permitted for an unaffiliated investor. Royce has committed to the Board that it will resolve any potential conflict in the best interests of the shareholders of a Fund in accordance with its fiduciary duty to the Fund and that fund of fund investments in a Fund made pursuant to Rule 12d1-4 will comply with such Rule and the Funds’ related policies and procedures.

As necessary, Royce will take such actions as it deems necessary or appropriate to mitigate any potential adverse impacts from such fund of funds investments or redemptions, including redeeming Fund shares in-kind rather than in cash. See “Redemptions in Kind” in this SAI for more information. Similar issues may result from investment in a Fund by Section 529 plans.

* * *

Royce believes that each of the Funds, except Royce Small-Cap Total Return Fund and Royce Dividend Value Fund, is suitable for investment only by investors who: (i) can invest without concern for current income and (ii) are in a financial position to assume above-average risks in the search for long-term capital appreciation. Each of Royce Small-Cap Total Return Fund and Royce Dividend Value Fund is suitable for investment only by investors who are in a financial position to assume above-average risks in the search for long-term capital appreciation and current income.

The discussion immediately above is intended only as a general statement of risk. Actual risk levels will vary over time and depending on many different facts and circumstances. Royce and the Funds are not in a position to advise on the suitability of an investment in the Funds as to any investor.

MANAGEMENT OF THE TRUST

The following tables set forth certain information regarding each Trustee and officer of the Trust. The Trustees have oversight responsibility for the Trust’s operations and are subject to various duties imposed on directors of registered investment companies under the 1940 Act and state law.

Name, Age and Address of Interested Trustees	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships During Past 5 Years
Christopher D. Clark (58) The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee and President	Since 2014	Chief Executive Officer (since July 2016), President (since July 2014), Co-Chief Investment Officer (since January 2014), Managing Director, and Member of the Board of Managers (since June 2015) of Royce, having been employed by Royce since May 2007.	16	None
*Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. All of the Trust’s Trustees are also Directors/Trustees of Royce Value Trust, Inc. (“RVT”), Royce Micro-Cap Trust, Inc. (“RMT”), Royce Global Value Trust, Inc. (“RGT”), and Royce Capital Fund (“RCF”) (collectively with the Trust, “The Royce Funds”).

Name, Age, and Address of Independent Trustees	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships Held during Past Five Years
Patricia W. Chadwick (75) The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2009	Consultant and President, Ravengate Partners LLC (since 2000).	16	Voya Funds Wisconsin Energy Corp. (until 2002)
Christopher C. Grisanti (62) The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2017	Chief Equity Strategist and Senior Portfolio Manager, MAI Capital Management LLC (investment advisory firm) (since May 2020). Formerly Co-Founder and Chief Executive Officer, Grisanti Capital Management LLC (investment advisory firm) (from 1999 to 2020); Director of Research and Portfolio Manager, Spears Benzak, Salomon & Farrell (from 1994 to 1999); and Senior Associate, Simpson, Thacher & Bartlett (law firm) (from 1988 to 1994).	16	None
Cecile B. Harper (60) The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2020	Chief Financial Officer and Chief Operating Officer, College Foundation at the University of Virginia (since October 2019). Formerly Board Member, Pyramid Peak Foundation (January 2012 to 2022); Board Member, Regional One Health Foundation (from June 2013 to September 2019); and Principal, Southeastern Asset Management (from December 1993 to September 2019).	16	None
G. Peter O’Brien (78) The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001

Trustee Emeritus, Colgate University (since 2005); and Emeritus Board Member, Hill House, Inc. (since 2019). Formerly Director, TICC Capital Corp. (from 2003-2017); Trustee, Colgate University (from 1996 to 2005); President, Hill House, Inc. (from 2001 to 2005); Board Member, Hill House, Inc. (from 1999 to 2019); Director, Bridges School (from 2006 to 2018); and Managing Director/Equity Capital Markets Group, Merrill Lynch & Co. (from 1971 to 1999).

				71 (Director/Trustee of The Royce Funds, consisting of 16 portfolios; Director/Trustee of the Legg Mason Family of Funds, consisting of 55 portfolios)	None

Name, Age, and Address of Independent Trustees	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships Held during Past Five Years
Julia W. Poston (63) The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2023	Director, Member of Nominating/Governance Committee, and Chair of Audit Committee, Al. Neyer Corporation (since 2020); Director, Member of Governance Committee, and Chair of Audit Committee, Master Fluid Solutions (since 2021); Trustee and Chair of Finance/Audit Committee, Cincinnati Museum Center (non-profit) (since 2015); and Director and Founder, Cincinnati Women’s Executive Forum (non-profit) (since 2010). Formerly Senior Client Partner (2002-2020) and Assurance Practice Group Leader for Ohio Valley Region (2014-2019), Ernst & Young, LLP (international accounting and services firm); and Audit Partner, Arthur Andersen LLP (international accounting and services firm) (1982-2002).	16	AuguStar Variable Insurance Products Fund, Inc. The James Advantage Funds
Michael K. Shields (65) The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2015

Chairman, UNC Charlotte Investment Fund Board (since February 2016) and Chairman, Halftime Carolinas Board (since February 2011). Formerly President and Chief Executive Officer, Piedmont Trust Company (privately owned North Carolina trust company) (from February 2012 to December 2023); Owner, Shields Advisors (investment consulting firm) (from April 2010 to June 2012); President and Chief Executive Officer, Eastover Capital Management (2005-2007); President and Chief Executive Officer, Campbell, Cowperthwait & Co. (investment subsidiary of U.S. Trust Corporation) (1997-2002); and equity portfolio manager and co-manager of Quality Growth Team, Scudder, Stevens & Clark (1992-1997).

				16	None
*Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. All of the Trust’s Trustees are also Directors/Trustees of RVT, RMT, RGT, and RCF.

Name, Age and Address of Trust Officers	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships During Past 5 Years
Peter K. Hoglund* (58) 745 Fifth Avenue New York, NY 10151	Treasurer	Since 2015	Chief Financial Officer, Chief Administrative Officer and Managing Director of Royce, having been employed by Royce since December 2014. Prior to joining Royce, Mr. Hoglund spent more than 20 years with Munder Capital Management in Birmingham, MI, serving as Managing Director and Chief Financial Officer and overseeing all financial aspects of the firm. He began his career at Munder as a portfolio manager.	N/A	None
Daniel A. O’Byrne* (62) 745 Fifth Avenue New York, NY 10151	Vice President	Since 1994	Principal and Vice President of Royce, having been employed by Royce since October 1986.	N/A	None
Francis D. Gannon* (56) 745 Fifth Avenue New York, NY 10151	Vice President	Since 2014	Co-Chief Investment Officer (since January 2014) and Managing Director of Royce, having been employed by Royce since September 2006.	N/A	None
John E. Denneen* (57) 745 Fifth Avenue New York, NY 10152	Secretary and Chief Legal Officer	1996-2001 and since April 2002	General Counsel, Managing Director and, since June 2015, a member of the Board of Managers of Royce; Chief Legal and Compliance Officer and Secretary of Royce.	N/A	None
John P. Schwartz* (52) 745 Fifth Avenue New York, NY 10153	Chief Compliance Officer	Since May 2022	Chief Compliance Officer of The Royce Funds (since May 2022) and Associate General Counsel and Compliance Officer of Royce (since March 2013).	N/A	None
*An “interested person” of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.
**Each officer will hold office for the year ending December 31, 2024, and thereafter until their respective successors are duly elected and qualified.

Additional information about each Trustee follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board believes has prepared them to be effective Trustees.

●	Christopher D. Clark - In addition to his tenure as an interested Trustee/Director of The Royce Funds, Mr. Clark serves as Chief Executive Officer, President, Co-Chief Investment Officer, and a Member of the Board of Managers of Royce, having been employed by Royce since 2007. Mr. Clark has over 25 years of investment and business experience, including extensive experience in the financial sector.

●	Patricia W. Chadwick – In addition to her tenure as an independent Trustee/Director of The Royce Funds, Ms. Chadwick is designated as an Audit Committee Financial Expert. Ms. Chadwick has over 30 years of investment and business experience, including extensive experience in the financial sector and as a consultant to business and non-profit entities. In addition, Ms. Chadwick has served on the boards of a variety of public and private companies and non-profit entities, including currently serving on the board of two public companies.

●	Christopher C. Grisanti – In addition to his tenure as lead independent Trustee/Director of The Royce Funds, Mr. Grisanti serves as Chief Equity Strategist and Senior Portfolio Manager at MAI Capital Management LLC, an investment advisory firm. He previously co-founded and served as Chief Executive Officer of Grisanti Capital Management LLC, an investment advisory firm. Mr. Grisanti has over 20 years of investment industry experience.

●	Cecile B. Harper – In addition to her tenure as an independent Trustee/Director of The Royce Funds, Ms. Harper has over 25 years of business experience in the asset management sector. In addition, Ms. Harper has served on the boards of various philanthropic entities.

●	G. Peter O’Brien - In addition to his tenure as an independent Trustee/Director of The Royce Funds and the Legg Mason Family of Funds, Mr. O’Brien has served as Chairman of the Board’s Nominating Committee. Mr. O’Brien has over 35 years of business experience, including extensive experience in the financial sector. In addition, Mr. O’Brien has served on the boards of public companies and non-profit entities.

●	Julia W. Poston – In addition to her tenure as an independent Trustee/Director of The Royce Funds, Ms. Poston serves as Chair of the Board’s Audit Committee, acting as liaison between the Board and the Funds’ independent registered public accountants, and is designated as an Audit Committee Financial Expert. Ms. Poston has over 40 years of business experience, including extensive experience in the financial sector. In addition, Ms. Poston serves on the boards of various operating companies, investment companies, and non-profit entities.

●	Michael K. Shields - In addition to his tenure as an independent Trustee/Director of The Royce Funds, Mr. Shields serves as Chairman of the UNC Charolotte Investment Fund Board and has served President and Chief Executive Officer of Piedmont Trust Company, a private North Carolina trust company. Mr. Shields has over 30 years of investment and business experience, including extensive experience in the financial sector.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that their members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board of the Fund) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences. The charter for the Boards’ Nominating Committee contains certain other specific factors considered by the Nominating Committee in identifying and selecting Trustee candidates (as described below).

To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with Royce, and also may benefit from information provided by Royce’s internal counsel; both Board and Royce’s internal counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of the Trust’s Trustees not be “interested persons” (as defined in the 1940 Act) of the Trust and, as such, are not affiliated with Royce (“Independent Trustees”). To rely on certain exemptive rules under the 1940 Act, a majority of a Trust’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, six of the Trust’s seven Trustees are Independent Trustees. The Board does not have a chair, but the President, an interested Trustee, acts as Chair at the Board meetings. The Independent Trustees have designated Christopher C. Grisanti as lead Independent Trustee. As lead Independent Trustee, Mr. Grisanti generally acts as chair of meetings or executive sessions of the Independent Trustees and, when appropriate, represents the views of the Independent Trustees to Royce management. The Board has determined that its leadership structure is appropriate in light of the services that Royce and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships.

Information relating to the share ownership of each Trustee in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2023, is set forth in the tables below.

Christopher D. Clark

Fund	Aggregate Dollar Range of Ownership in the Fund	Aggregate Dollar Range of Ownership in The Royce Funds
Royce Small-Cap Fund	Over $100,000
Royce Premier Fund	Over $100,000
Royce Small-Cap Opportunity Fund	Over $100,000
Royce International Premier Fund	Over $100,000

The Royce Funds		Over $100,000

Patricia W. Chadwick

Fund	Aggregate Dollar Range of Ownership in the Fund	Aggregate Dollar Range of Ownership in The Royce Funds
Royce Small-Cap Fund	Over $100,000
Royce Small-Cap Value Fund	Over $100,000
Royce International Premier Fund	Over $100,000

The Royce Funds		Over $100,000

Christopher C. Grisanti

Fund	Aggregate Dollar Range of Ownership in the Fund	Aggregate Dollar Range of Ownership in The Royce Funds
Royce International Premier Fund	$1-$10,000

The Royce Funds		Over $100,000

Cecile B. Harper

Fund	Aggregate Dollar Range of Ownership in the Fund	Aggregate Dollar Range of Ownership in The Royce Funds
Royce Premier Fund	Over $100,000
Royce Small-Cap Opportunity Fund	Over $100,000
Royce Small-Cap Special Equity Fund	Over $100,000
Royce Smaller-Companies Growth Fund	Over $100,000
Royce International Premier Fund	Over $100,000

The Royce Funds		Over $100,000

G. Peter O’Brien

Fund	Aggregate Dollar Range of Ownership in the Fund	Aggregate Dollar Range of Ownership in The Royce Funds
Royce Small-Cap Fund	$10,001 - $50,000
Royce Premier Fund	$10,001 - $50,000
Royce Small-Cap Total Return Fund	$10,001 - $50,000
Royce Small-Cap Opportunity Fund	$50,001 - $100,000
Royce Small-Cap Special Equity Fund	$50,001 - $100,000

The Royce Funds		Over $100,000

Julia W. Poston

Aggregate Dollar Range of Ownership in The Royce Funds
None*

*Ms. Poston became a Trustee effective as of the close of business on July 12, 2023. She held no shares of The Royce Funds as of December 31, 2023.

Michael K. Shields

Fund	Aggregate Dollar Range of Ownership in the Fund	Aggregate Dollar Range of Ownership in The Royce Funds
Royce Small-Cap Fund	$50,001 - $100,000
Royce Premier Fund	$10,001 - $50,000
Royce Small-Cap Special Equity Fund	Over $100,000
Royce International Premier Fund	$50,001 - $100,000
Royce Small-Cap Opportunity Fund	$10,001 - $50,000
Royce Small-Cap Total Return Fund	$50,001 - $100,000
Royce Smaller-Companies Growth Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

The Board has an Audit Committee, comprised of Patricia W. Chadwick, Christopher C. Grisanti, Cecile B. Harper, G. Peter O’Brien, Julia W. Poston, and Michael K. Shields. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds’ independent accountants and for conducting post-audit reviews of the Funds’ financial statements with such independent accountants. The Trust has adopted an Audit Committee charter. Ms. Poston serves as Chair of the Audit Committee. Ms. Chadwick and Ms. Poston are designated as Audit Committee Financial Experts, as defined under SEC Regulations. During the year ended December 31, 2023, the Audit Committee held two meetings.

The Board also has a Nominating Committee, comprised of Patricia W. Chadwick, Christopher C. Grisanti, Cecile B. Harper, G. Peter O’Brien, Julia W. Poston, and Michael K. Shields. The Nominating Committee is responsible for, among other things, identifying individuals qualified to serve as Independent Trustees of the Trust and recommending its nominees for consideration by the Board. The Trust has adopted a Nominating Committee charter. While the Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Committee will review and consider nominations for the office of Trustee made by management and by Fund shareholders as it deems appropriate. Shareholders who wish to recommend a nominee should send their suggestions to the Secretary of the Trust, which should include biographical information and set forth their proposed nominee’s qualifications. During the year ended December 31, 2023, the Nominating Committee held three meetings. Mr. O’Brien acted as Chair of such Nominating Committee meetings.

The Nominating Committee charter requires the Nominating Committee to identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the Board. In considering potential nominees, the Nominating Committee will take into consideration; (i) the contribution which the person can make to the Board, with consideration given to the person’s business and professional experience, education and such other factors as the Committee may consider relevant, including but not limited to whether a potential nominee’s personal and professional qualities and attributes would provide a beneficial diversity of skills, experience and/or perspective to the Board; (ii) the character and integrity of the person; (iii) whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee or Independent Trustee of the Trust; (iv) whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; (v) whether or not the person is financially literate pursuant to stock exchange audit committee membership standards; (vi) whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related investment company complexes; (vii) whether or not the person is willing to serve as, and willing and able to commit the time necessary for the performance of the duties of, a Trustee of the Trust; and (viii) whether or not the selection and nomination of the person would be in the best interest of the Funds in light of the requirements of the Trust’s retirement policies. While the Nominating Committee does not have a formal policy regarding diversity, as noted above, it may consider the diversity of skills, experience and/or perspective a potential nominee will bring to the Board as part of its evaluation of the contribution such potential nominee will make to the Board. Such factors will be considered in light of the other factors described above and in the context of the Board’s existing membership at the time such potential candidate is considered.

The Board has a Distribution Committee, currently comprised of Christopher D. Clark. The Distribution Committee is responsible for, among other things, approving the Funds’ payment of dividends from net investment income and distributions from capital gains, if any, to ensure compliance with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxation.” During the year ended December 31, 2023, the Distribution Committee took action in respect of the Funds four times through the issuance of written consents.

Board’s Oversight Role in Management

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Funds, primarily Royce and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Audit Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Trust’s and Royce’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of all six Independent Trustees) meets during its scheduled meetings, and between meetings the Chairman of the Audit Committee maintains contact with the Funds’ independent registered public accounting firm and the Trust’s Treasurer. The Board also receives periodic presentations from senior personnel of Royce or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas including, but not limited to, business continuity, anti-money laundering, personal trading, valuation, investment research and securities lending. The Board also receives reports from counsel to Royce and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.

Information relating to the Trustees who received compensation from the Trust, from the other funds in the group of registered investment companies comprising The Royce Funds, and from the Fund Complex, which includes the Legg Mason Funds, for the year ended December 31, 2023, is set forth in the table below.

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Total Compensation from The Royce Funds paid to Trustees/Directors	Total Compensation from Fund Complex*
Patricia W. Chadwick	$186,500	N/A	$248,300	$248,300
Christopher C. Grisanti	$209,226	N/A	$278,300	$278,300
Cecile B. Harper	$186,500	N/A	$248,300	$248,300
Arthur S. Mehlman**	$201,650	N/A	$268,300	$268,300
G. Peter O’Brien	$186,500	N/A	$248,300	$698,300
Julia W. Poston***	$84,978	N/A	$113,021	$113,021
Michael K. Shields	$186,500	N/A	$248,300	$248,300

* Represents aggregate compensation paid to each Trustee during the calendar year ended December 31, 2023, from the Fund Complex. As of the date of this SAI, the Fund Complex includes the 16 portfolios of The Royce Funds and the 55 portfolios of the Legg Mason Funds. In addition to serving as a Trustee/Director of The Royce Funds during the calendar year ended December 31, 2023, G. Peter O’Brien served as a Trustee/Director of the Legg Mason Funds during such period.

** Mr. Mehlman retired from the Board effective as of the close of business on December 31, 2023.

*** Ms. Poston joined the Board effective as of close of business on July 12, 2023.

For the period January 1, 2023, to December 31, 2023, each of the Independent Trustees was paid at an annual rate of $154,000 for serving on the Board, plus $6,500 for each Board meeting attended. These rates will remain in effect for the period January 1, 2024, to December 31, 2024. In addition, Mr. Grisanti and Ms. Poston will be paid by the Trust at annual rates of $22,726 and $15,150 for serving as lead Independent Trustee and Chair of the Audit Committee, respectively, for the period January 1, 2024, through December 31, 2024.

Information Concerning Royce and Franklin Resources

On October 1, 2001, Royce & Associates, Inc., the Funds’ investment adviser, became a subsidiary of Legg Mason, Inc. (“Legg Mason”). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a subsidiary of Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds’ investment adviser and a subsidiary of Legg Mason. Effective March 1, 2016, Royce & Associates, LLC converted to Royce & Associates, LP, a Delaware limited partnership. Royce & Associates, LP primarily conducts its business under the name Royce Investment Partners. Royce & Associates, LP’s general partner is Royce & Associates GP, LLC (“Royce GP”). After the close of business on July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason in an all-cash transaction. The limited partners of Royce & Associates, LP are Legg Mason Royce Holdings, LLC (“Legg Mason Royce Holdings”) and certain employees of Royce GP. Royce & Associates, LP is more than 75% owned and controlled by Legg Mason Royce Holdings. Legg Mason Royce Holdings is, in turn, 100% owned and controlled by Legg Mason. Legg Mason is, in turn, 100% owned and controlled by Franklin Resources.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of March 31, 2024, Franklin Templeton had aggregate assets under management of approximately $1.64 trillion.

PRINCIPAL HOLDERS OF SHARES

Information regarding the persons known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of any class of its Funds as of April 1, 2024, is set forth in Appendix A to this SAI.

As of April 1, 2024, all of the Trustees and officers of the Trust as a group beneficially owned the approximate percentage of the outstanding shares of the relevant classes of the Funds as indicated in the following table. Except as noted below, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the remaining classes of the Funds.

Fund	Share Class	Approximate Percentage Owned
Royce Dividend Value Fund	Investment Class	4.25%
Royce Dividend Value Fund	Service Class	2.98%
Royce Global Financial Services Fund	Service Class	20.81%
Royce International Premier Fund	Investment Class	1.91%
Royce International Premier Fund	Institutional Class	2.05%
Royce Micro-Cap Fund	Investment Class	2.79%
Royce Small-Cap Fund	Institutional Class	2.29%
Royce Premier Fund	Institutional Class	1.64%
Royce Small-Cap Special Equity Fund	Institutional Class	3.47%
Royce Small-Cap Value Fund	Investment Class	18.42%
Royce Smaller-Companies Growth Fund	Investment Class	2.07%
Royce Smaller-Companies Growth Fund	Institutional Class	43.89%

INVESTMENT ADVISORY SERVICES

Services Provided by Royce

As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees with respect to each Fund:

Fund	Annual Rate of Fund’s Average Net Assets
Royce Small-Cap Fund	1.00% of the first $50,000,000 0.875% of the next $50,000,000 0.75% of any additional average net assets

Royce Micro-Cap Fund
Royce Premier Fund
Royce Small-Cap Total Return Fund
Royce Small-Cap Opportunity Fund
Royce Small-Cap Special Equity Fund

Royce Small-Cap Value Fund

Royce Smaller-Companies Growth Fund
Royce Global Financial Services Fund
Royce International Premier Fund

1.00% of the first $2,000,000,000 0.95% of the next $1,000,000,000 0.90% of the next $1,000,000,000 0.85% of any additional average net assets
Royce Dividend Value Fund	0.85% of the first $2,000,000,000 0.80% of the next $1,000,000,000 0.75% of the next $1,000,000,000 0.70% of any additional average net assets

Such fees are payable monthly from the assets of each Fund and are allocated among each of its Share Classes based on the relative net assets of each class. Under such Investment Advisory Agreements, Royce: (i) determines the composition of each Fund’s portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Board; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its Prospectuses, proxy statements, shareholder reports and notices; supplies and postage; federal and state registration fees; federal, state and local taxes; non-affiliated trustees’ fees; and brokerage commissions. Please see the section of this SAI entitled, “Administration Agreement” for more information.

For each of the years ended December 31, 2021, 2022, and 2023, as applicable, Royce received advisory fees from each Fund (net of any amounts waived by Royce with respect to a Fund) and waived advisory fees payable to it, as follows:

Fund	Net Advisory Fees Received by Royce ($)	Amounts Waived by Royce ($)
Royce Small-Cap Fund
2021	16,653,958	—
2022	13,209,795	—
2023	12,836,807	—

Royce Micro-Cap Fund
2021	4,099,315	—
2022	3,219,478	—
2023	2,956,670	—

Royce Premier Fund
2021	17,965,482	—
2022	14,135,011	—
2023	13,367,670	—

Royce Small-Cap Total Return Fund
2021	15,239,276	—
2022	10,997,354	—
2023	9,563,211	—

Royce Small-Cap Opportunity Fund
2021	19,692,832	—
2022	14,570,053	—
2023	12,604,518	—

Royce Small-Cap Special Equity Fund
2021	10,826,951	—
2022	8,686,719	—
2023	7,744,156	—

Royce Small-Cap Value Fund
2021	1,391,283	—
2022	1,180,478	—
2023	1,109,402	—

Royce Smaller-Companies Growth Fund
2021	3,397,206	—
2022	2,064,279	—
2023	1,812,539	—

Royce Global Financial Services Fund
2021	397,726	—
2022	302,336	—
2023	264,649	—

Royce Dividend Value Fund
2021	659,299	—
2022	530,001	—
2023	516,954	—

Royce International Premier Fund
2021	11,668,910	774,555
2022	8,258,649	831,880
2023	6,524,283	703,759

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the relevant Fund and Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below the rates set forth below through April 30, 2025.

	COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAPS
Fund	Investment Class	Service Class	Institutional Class	Consultant Class	R Class
Royce Small-Cap Fund	None	None	None	None	N/A
Royce Micro-Cap Fund	1.24%	1.49%	N/A	2.24%	N/A
Royce Premier Fund	None	1.49%	None	2.24%	N/A
Royce Small-Cap Total Return Fund	None	1.49%	None	None	None
Royce Small-Cap Opportunity Fund	None	1.49%	None	2.24%	None
Royce Small-Cap Special Equity Fund	None	1.49%	None	2.24%	N/A
Royce Small-Cap Value Fund	1.24%	1.49%	N/A	N/A	N/A
Royce Smaller-Companies Growth Fund	1.24%	1.49%	1.24%	N/A	N/A
Royce Global Financial Services Fund	N/A	1.49%	1.49%	N/A	N/A
Royce Dividend Value Fund	1.09%	1.34%	N/A	N/A	N/A
Royce International Premier Fund	1.19%	1.44%	1.04%	N/A	N/A

ADMINISTRATION AGREEMENT

The Trust, on behalf of the Funds, and Royce are parties to an Amended and Restated Administration Agreement, effective as of July 31, 2020 (the “Administration Agreement”). Under the terms of the Administration Agreement, Royce provides the Funds with, among other things, administrative, professional, compliance and clerical services; necessary personnel, office space and facilities and equipment; preparation of its Prospectuses, statements of additional information and proxy statements, shareholders’ reports and notices and other reports and filings made to and with the SEC and/or other regulators; administering shareholder accounts, handling shareholder relations and such other services as Royce, subject to the Board, shall from time to time determine to be necessary or useful to perform its obligations under the terms of the Administration Agreement. Royce also, on behalf of the Funds, conducts relations with custodians, depositories, transfer agents, dividend disbursing agents, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and other such persons in any such other capacity deemed to be necessary or desirable. Royce does not receive a fee under the terms of the Administration Agreement but rather is reimbursed by the Funds for any and all costs and expenses that it may incur in providing services under the Administration Agreement, including, without limitation, the costs and expenses relating to necessary personnel, rent, telephone, technology and supplies. The timing for such reimbursements by the Funds varies depending upon the type of expense involved. Such reimbursements may be made by the Funds on a quarterly, monthly, or more frequent basis. In accordance with the Administration Agreement, for the fiscal years ended December 31, 2022, and 2023, Royce received $4,121,766 and $4,018,578, respectively, in reimbursements from the Funds.

PORTFOLIO MANAGERS

The following table shows the dollar range of each Fund’s shares owned beneficially and of record by each Fund’s Lead Portfolio Managers, Portfolio Managers, Co-Portfolio Managers and Assistant Portfolio Managers (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. Portfolio Manager assignments in the table are provided as of May 1, 2024. Ownership information in the table is provided as of December 31, 2023.

Portfolio Manager Investments in Each Fund

Name	Dollar Range of Fund Shares Beneficially Owned*	Total Ownership Interest in Fund Shares**
Royce Small-Cap Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Steven G. McBoyle (Portfolio Manager)	None	$1 -10,000
Miles Lewis (Portfolio Manager)	None	$10,001 - $50,000
Andrew S. Palen (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
James P. Stoeffel (Assistant Portfolio Manager)	None	$10,001 - $50,000

Royce Micro-Cap Fund
James P. Stoeffel (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Brendan J. Hartman (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Premier Fund
Lauren A. Romeo (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Steven G. McBoyle (Lead Portfolio Manager)	$10,001 - $50,000	$500,001 - $1,000,000
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Andrew S. Palen (Assistant Portfolio Manager)	None	$1 -10,000

Royce Small-Cap Total Return Fund
Miles Lewis (Lead Portfolio Manager)	$500,001 - $1,000,000	Over $1,000,000
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Joseph Hintz (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Small-Cap Opportunity Fund
James P. Stoeffel (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Brendan J. Hartman (Portfolio Manager)	$100,001 - $500,000	$500,001 - $1,000,000
James J. Harvey (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Kavitha Venkatraman (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Small-Cap Special Equity Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Steven G. McBoyle (Assistant Portfolio Manager)	$50,001 - $100,000	$100,001 - $500,000
Tim C. Hipskind (Assistant Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000

Royce Small-Cap Value Fund
Jay S. Kaplan (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Smaller-Companies Growth Fund
James A. Skinner, III (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Global Financial Services Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Dividend Value Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce International Premier Fund
Mark Fischer (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Mark Rayner (Assistant Portfolio Manager)	None	$500,001 - $1,000,000

*This column reflects investments in a Fund’s shares owned directly by a Portfolio Manager or beneficially owned by a Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

**Includes, in addition to amounts reported in the previous column, unvested amounts held as “phantom shares” in the Fund on the Portfolio Manager’s behalf through Royce’s deferred compensation arrangements.

Description of Portfolio Manager Compensation Structure

Royce seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. All Portfolio Managers receive from Royce a base salary, Portfolio-Related Variable Compensation (generally the largest element of each Portfolio Manager’s compensation with the exception of Charles M. Royce), Firm-Related Variable Compensation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Portfolio Manager compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine variable compensation. Except as described below, each Portfolio Manager’s compensation consists of the following elements:

-	BASE SALARY. Each Portfolio Manager is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of the particular Portfolio Manager’s experience and responsibilities.

-	PORTFOLIO-RELATED VARIABLE COMPENSATION. Each Portfolio Manager receives quarterly Portfolio-Related Variable Compensation that is either asset-based, or revenue-based and, therefore in part, based on the value of the net assets of the account for which the Portfolio Manager is being compensated, determined with reference to each of the registered investment company and other client accounts such person is managing. The revenue used to determine the quarterly Portfolio-Related Variable Compensation received by Charles M. Royce, Lauren A. Romeo, Steven G. McBoyle, Andrew S. Palen, and James A. Skinner, III that relates to RVT is performance-based fee revenue. The revenue used to determine the quarterly Portfolio-Related Variable Compensation received by Charles M. Royce, James P. Stoeffel, and Brendan Hartman that relates to RMT is performance-based fee revenue.

Payment of the Portfolio-Related Variable Compensation may be deferred, and any amounts deferred are forfeitable, if the Portfolio Manager is terminated by Royce with or without cause or resigns. The amount of the deferred Portfolio-Related Variable Compensation will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce-managed registered investment company accounts selected by the Portfolio Manager at the beginning of the deferral period. The amount deferred will depend on the Portfolio Manager’s total direct, indirect beneficial and deferred unvested investments in the Royce investment strategy for which he or she is receiving portfolio management compensation.

-	FIRM-RELATED VARIABLE COMPENSATION. Portfolio Managers receive quarterly variable compensation based on Royce’s net revenues.

-	BENEFIT PACKAGE. Portfolio Managers also receive benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce’s 401(k) Plan and Money Purchase Pension Plan. Each Royce employee, including each Portfolio Manager, is also eligible to purchase shares of Franklin Resources, Inc. at a 15% discount to its closing price on certain dates in accordance with the terms and conditions of the Franklin Templeton Employee Stock Investment Plan.

Portfolio Managers’ Other Accounts Managed

The following chart contains information regarding all Royce client accounts for which each Portfolio Manager has day-to-day management responsibilities. Portfolio Manager assignments in the table are provided as of May 1, 2024. Account information in the table is provided as of December 31, 2023. Accounts are grouped into three categories: (i) registered investment companies, (ii) private pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance Based	Value of Managed Accounts for which Advisory Fee is Performance Based
Charles M. Royce
	Registered investment companies	8	$6,881,012,687	2	$2,384,471,742
	Private pooled investment vehicles	5	$117,611,661	—	—
	Other accounts*	13	$65,301,804	—	—
Charles R. Dreifus
	Registered investment companies	1	$783,876,029	—	—
	Private pooled investment vehicles	—	—	—	—
	Other accounts*	2	$175,621,643	—	—
Jay S. Kaplan
	Registered investment companies	4	$2,378,992,041	—	—
	Private pooled investment vehicles	—	—	—	—
	Other accounts*	—	—	—	—
James A. Skinner, III
	Registered investment companies	2	$2,044,565,793	1	$1,863,978,400
	Private pooled investment vehicles	—	—	—	—
	Other accounts*	—	—	—	—
Lauren A. Romeo
	Registered investment companies	3	$5,174,013,092	1	$1,863,978,400
	Private pooled investment vehicles	3	$109,312,020	—	—
	Other accounts*	6	$738,565,209	—	—
Steven G. McBoyle
	Registered investment companies	4	$5,957,889,121	1	$1,863,978,400
	Private pooled investment vehicles	3	$109,312,020	—	—
	Other accounts*	6	$429,002,332	—	—
Brendan J. Hartman
	Registered investment companies	4	$2,256,294,367	1	$520,493,342
	Private pooled investment vehicles	4	$47,992,073	—	—
	Other accounts*	1	$717,476,462	—	—
James P. Stoeffel
	Registered investment companies	5	$4,123,274,167	1	$520,493,342
	Private pooled investment vehicles	3	$47,654,700	—	—
	Other accounts*	1	$717,476,462	—	—
Mark Rayner
	Registered investment companies	1	$500,504,873	—	—
	Private pooled investment vehicles	—	—	—	—
	Other accounts*	4	$253,380,689	—	—

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance Based	Value of Managed Accounts for which Advisory Fee is Performance Based
James J. Harvey
	Registered investment companies	1	$1,286,823,220	—	—
	Private pooled investment vehicles	3	$47,654,700	—	—
	Other accounts*	1	$717,476,462	—	—
Andrew S. Palen
	Registered investment companies	3	$5,174,013,092	1	$1,863,978,400
	Private pooled investment vehicles	3	$109,312,020	—	—
	Other accounts*	—	—	—	—
Miles Lewis
	Registered investment companies	2	$2,888,340,717	—	—
	Private pooled investment vehicles	3	$8,466,052	—	—
	Other accounts*	—	—	—	—
Mark Fischer
	Registered investment companies	1	$500,504,873	—	—
	Private pooled investment vehicles	—	—	—	—
	Other accounts*	4	$253,380,689	—	—
Kavitha Venkatraman
	Registered investment companies	1	$1,286,823,220	—	—
	Private pooled investment vehicles	3	$47,654,700	—	—
	Other accounts*	1	$717,476,462	—	—
Joseph Hintz
	Registered investment companies	1	$1,021,360,917	—	—
	Private pooled investment vehicles	2	$8,299,641	—	—
	Other accounts*	—	—	—	—
Tim C. Hipskind
	Registered investment companies	1	$783,876,029	—	—
	Private pooled investment vehicles	—	—	—	—
	Other accounts*	—	—	—	—
*Other accounts include all other accounts managed by the Portfolio Manager in either a professional or personal capacity except for personal accounts subject to pre-approval and reporting requirements under the Funds’ Rule 17j-1 Code of Ethics.

Potential Conflicts of Interest

Each Portfolio Manager’s day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account’s investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably.

The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, the Portfolio Manager will generally combine managed account orders (i.e., enter a “bunched” order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by common Portfolio Managers on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a pre-allocated bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account’s level of participation in the order, subject to Royce’s minimum ticket size requirements. Royce may, under certain circumstances, allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account. See “Portfolio Transactions” below.

As described above, there is a revenue-based component of each Portfolio Manager’s Performance-Related Variable Compensation, and the Portfolio Managers also receive Firm-Related Variable Compensation based on revenues (adjusted for certain imputed expenses) generated by Royce. In addition, Charles M. Royce, Lauren A. Romeo, James P. Stoeffel, James A. Skinner, III, Jay S. Kaplan, and James J. Harvey receive variable compensation based on Royce’s retained pre-tax profits from operations. As a result, the Portfolio Managers may receive a greater relative benefit from activities that increase the value to Royce of the Funds and/or other Royce client accounts, including, but not limited to, increases in sales of Fund shares and assets under management.

Also, as described above, the Portfolio Managers generally manage more than one client account, including, among others, registered investment company accounts, separate accounts and private pooled accounts managed on behalf of institutions (e.g., pension funds, endowments and foundations) and high-net-worth individuals. The appearance of a conflict of interest may arise where Royce has an incentive, such as a performance-based management fee (or any other variation in the level of fees payable by Funds or other Royce client accounts to Royce), which relates to the management of one or more Funds or accounts with respect to which the same Portfolio Manager has day-to-day management responsibilities. Except as described herein, no Royce Portfolio Manager’s compensation is tied to performance fees earned by Royce for the management of any one client account. Although variable and other compensation derived from Royce revenues or profits is impacted to some extent, the impact is relatively minor given the small percentage of Royce firm assets under management for which Royce receives performance-based revenue. Notwithstanding the above, the Performance-Related Variable Compensation paid to Charles M. Royce, Lauren A. Romeo, Steven G. McBoyle, Andrew S. Palen, and James A. Skinner, III, as Portfolio Managers of RVT, and the Performance-Related Variable Compensation paid to Charles M. Royce, James P. Stoeffel, and Brendan J. Hartman, as Portfolio Managers of RMT, is based, in part, on performance-based fee revenues. RVT and RMT pay Royce a fulcrum fee that is adjusted up or down depending on the performance of the Fund relative to its benchmark index.

Finally, conflicts of interest may arise when a Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other Royce client account or personally buys, holds or sells the shares of one or more of The Royce Funds. To address this, Royce has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests). See “Code of Ethics and Related Matters” below. Royce generally does not permit its Portfolio Managers to purchase small- or micro-cap securities in their personal investment portfolios.

Royce and The Royce Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DISTRIBUTION

The Trust is engaged in a continuous offering of the shares of each Fund. RFS, a wholly-owned subsidiary of Royce, is the distributor of the shares of each Fund. RFS has its office at 745 Fifth Avenue, New York, New York 10151. RFS’s corporate predecessor was organized in November 1982. RFS is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust with respect to the Share Classes offered under this SAI, RFS is entitled to receive, from the assets of the Fund or Share Class involved, a fee, paid monthly, equal to; 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of the average net assets of the Consultant Class shares of each of Royce Small-Cap Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Opportunity Fund, and Royce Small-Cap Special Equity Fund; .50% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of the respective average net assets of R Class shares of each of Royce Small-Cap Total Return Fund and Royce Small-Cap Opportunity Fund; and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of the respective average net assets of Service Class shares of each of Royce Small-Cap Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, and Royce International Premier Fund. Except to the extent that they may be waived by RFS as described in the Prospectuses, these fees are not subject to any required reductions.

RFS is also entitled to the proceeds of any contingent deferred sales charges (“CDSC”) that may be imposed on any Consultant Class shares of Royce Small-Cap Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Opportunity Fund, and Royce Small-Cap Special Equity Fund redeemed less than 365 days from their date of purchase. Shareholders do not pay a CDSC on exchanges between Consultant Class shares of the Funds; shares acquired through reinvestment of distributions; and shares held for 365 days or longer. The CDSC will generally be waived for: participants in automatic investment or withdrawal plans; certain profit sharing or retirement plans; and certain pre-approved group investment plans and charitable organizations. These exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries. Please contact your financial adviser for more information on CDSC waivers. Please also see Appendix A of the Prospectus relating to the Consultant Class and R Class shares of the relevant Funds for more information about CDSC waivers for certain redemptions of Consultant Class shares held through certain broker-dealers. The Funds’ Investment and Institutional Classes are not obligated to pay any fees to RFS under the Distribution Agreement.

Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds’ Prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. RFS, also, may make payments to financial intermediaries that provide personal service and recordkeeping/administrative/account maintenance services. The Trust bears the expense of registering its shares with the SEC and the cost of filing for sales of its shares under the securities laws of the various states.

The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. Such distribution fee is paid to RFS regardless of whether expenses were incurred under the Plan. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or Share Class that remains covered by the Plan and the Board, including a majority of the Independent Trustees, approved the Plan. No Independent Trustee of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

The Plan may be terminated as to any Fund or Share Class: (i) by the vote of a majority of the Independent Trustees or (ii) by the vote of a majority of the outstanding voting securities of such Fund or such Share Class. Any change in the Plan that would materially increase the distribution cost to a Fund or Share Class requires approval by the shareholders of such Fund or such Share Class; otherwise, the Trustees, including a majority of the Independent Trustees, as described above, may amend the Plan.

The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days’ written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or Share Class or by the vote of a majority of the Independent Trustees, if not sooner terminated in accordance with their respective terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved: (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board.

While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Independent Trustees.

For the fiscal year ended December 31, 2023, RFS received distribution and/or service (12b-1) fees from the Funds as follows.

Fund	Share Class	Net Distribution Fees ($)	Distribution Fees Waived ($)
Royce Small-Cap Fund	Service Class	152,624	11,618
Royce Small-Cap Fund	Consultant Class	1,841,246	—
Royce Small-Cap Fund	R Class*	11,638	—
Royce Micro-Cap Fund	Service Class	325,787	—
Royce Micro-Cap Fund	Consultant Class	102,268	—
Royce Premier Fund	Service Class	77,858	—
Royce Premier Fund	Consultant Class	115,728	—
Royce Premier Fund	R Class*	10,017	—
Royce Small-Cap Total Return Fund	Service Class	141,176	—
Royce Small-Cap Total Return Fund	Consultant Class	841,306	—
Royce Small-Cap Total Return Fund	R Class	102,898	—
Royce Small-Cap Opportunity Fund	Service Class	174,563	—
Royce Small-Cap Opportunity Fund	Consultant Class	121,502	—
Royce Small-Cap Opportunity Fund	R Class	206,403	—

Fund	Share Class	Net Distribution Fees ($)	Distribution Fees Waived ($)
Royce Small-Cap Special Equity Fund	Service Class	85,212	—
Royce Small-Cap Special Equity Fund	Consultant Class	153,143	—
Royce Small-Cap Value Fund	Service Class	183,243	—
Royce Small-Cap Value Fund	Consultant Class*	10,273	—
Royce Small-Cap Value Fund	R Class*	9,572	—
Royce Smaller-Companies Growth Fund	Service Class	276,363	—
Royce Smaller-Companies Growth Fund	Consultant Class*	14,005	—
Royce Global Financial Services Fund	Service Class	39,471	7,518
Royce Dividend Value Fund	Service Class	40,633	—
Royce Dividend Value Fund	Consultant Class*	5,536	—
Royce International Premier Fund	Service Class	85,280	—
Royce International Premier Fund	Consultant Class*	15,712	—
* As of the date of this SAI, share class is no longer offered by the Fund.

For the fiscal year ended December 31, 2023, all of the amounts paid by the Funds under their Distribution Plans ($5,124,321) were paid to RFS. RFS used such distribution fees primarily for (i) compensation to broker-dealers and other financial intermediaries, (ii) printing expenses, and (iii) state registration fees for RFS. There were no unreimbursed expenses incurred during fiscal year ended December 31, 2023, that are being carried over to future years and the Funds do not participate in any joint distribution activities with another series or investment company.

Under the Rules of Fair Practice of FINRA, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

Neither the Plan nor the Distribution Agreement authorize the imposition of initial sales charges in connection with purchase of shares covered by this SAI. As a result, such Share Classes are not subject to initial sales charges. Certain Funds offer Consultant Class shares, which impose CDSCs, subject to certain enumerated exceptions, in connection with redemptions thereof that take place less than 365 days from the date of purchase. No other Share Class offered under this SAI is subject to a CDSC. For the fiscal years ended December 31, 2021, 2022, and 2023, RFS received CDSCs in connection with the above-described redemptions of Consultant Class shares of the relevant Funds as set forth in the table below.

AMOUNT OF CONTINGENT DEFERRED SALES CHARGES RECEIVED BY RFS ON CONSULTANT CLASS SHARES
Fund	Fiscal Year Ended December 31, 2021	Fiscal Year Ended December 31, 2022	Fiscal Year Ended December 31, 2023
Royce Small-Cap Fund	$1,163	$649	$1,127
Royce Micro-Cap Fund	$0	$0	$28
Royce Premier Fund	$0	$11	$150
Royce Small-Cap Total Return Fund	$168	$223	$593
Royce Small-Cap Opportunity Fund	$369	$763	$465
Royce Small-Cap Special Equity Fund	$586	$312	$0
Royce Small-Cap Value Fund*	$0	$37	$0
Royce Smaller-Companies Growth Fund*	$0	$0	$0
Royce Dividend Value Fund*	$0	$0	$19
Royce International Premier Fund*	$76	$16	$4
*As of the date of this SAI, Consultant Class shares are no longer offered by the Fund.

Shares of the Funds may be held by certain financial intermediaries for the benefit of their customers. In such instances, some or all of the recordkeeping for these accounts may be performed by such financial intermediaries and the Funds may not have to maintain accounts for the customers of the financial intermediaries who have invested in the Funds. The Board has authorized the Funds to compensate financial intermediaries to the extent the services such parties render to a Fund are non-distribution-related recordkeeping, account maintenance or other shareholder services. Such non-distribution-related shareholder services may include (without limitation): (a) establishing and maintaining omnibus accounts with the Funds; (b) establishing and maintaining subaccounts and subaccount balances for the relevant record and/or beneficial shareholders; (c) processing orders by the relevant record and/or beneficial shareholders to purchase, redeem and exchange Fund shares promptly and in accordance with the Prospectus relating to the relevant Share Class; (d) transmitting to the Funds, on each business day, a net subscription or net redemption order reflecting subscription, redemption and exchange orders received by it with respect to the relevant record and/or beneficial shareholders; and (e) receiving and transmitting funds representing the purchase price or redemption proceeds relating to such orders. The actual services provided, and the payments made for such services, vary from firm to firm. These payments by the Funds are made out of the assets attributable to their various Share Classes and reflected as “Other Expenses” in the Funds’ fee tables and expense examples contained in the Prospectuses.

RFS, Royce, and/or certain of their affiliates may make payments to financial intermediaries that provide the opportunity to distribute the Funds through their sales personnel, provide access to their selling personnel or branch offices, place the Funds on the financial intermediary’s list of offered funds, and introduce investors to the Funds. Certain of these payments may be made from the resources of Royce and/or its certain of its affiliates, which resources may include profits from their relationships with the Funds.

As of December 31, 2023, Royce anticipates that the financial intermediaries that will receive payments relating to the Funds from Royce’s own resources include the following:

ADP Broker-Dealer Inc.	Mass Mutual Life Insurance	Raymond James	Cambridge Investment Research	Sorrento Pacific Financial, LLC	JP Morgan Securities
Ameriprise	Matrix Settlement & Clearance Services	Sammons	Cadaret, Grant & Co. Inc.	Western International Securities	Lincoln Financial Advisors Corporation
Ascensus	Mid-Atlantic Corp.	Schwab Brokerage	Cetera Financial Group	Citizens Securities	Lincoln Financial Services Corporation
BPA	Morgan Stanley Smith Barney	Stifel Nicolaus & Company, Incorporated	CUSO Financial Services L.P.	Edward Jones	RBC Capital Markets, LLC
Empower	Pershing LLC	Talcott Resolution Life	First Command	E*Trade
Fidelity Brokerage	PNC	Voya	LPL Financial
Fidelity Retirement	Principal Life	Wells Fargo	NEXT Financial Group, Inc.

The payments described under this heading may influence financial intermediaries to recommend or sell a Fund over other mutual funds. You may ask your financial intermediary about these differing interests and how the financial intermediary and its employees and associated persons are compensated for administering your Fund investment. Such payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in a Fund. In addition, such payments may: (i) be substantial to any given financial intermediary, (ii) be more or less than comparable payments received by a financial intermediary with respect to other mutual funds, and (iii) exceed the costs and expenses incurred by the financial intermediary in performing the applicable services and activities in respect of the Funds.

CUSTODIAN

State Street is the custodian of each Fund’s securities, cash and other assets, but it does not participate in any Fund’s investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by federal law. State Street’s main office is at One Congress Street, Suite 1, Boston, MA 02114-2016.

State Street is responsible for calculating the daily net asset value per share, maintaining the portfolio and general accounting records, and providing certain shareholder services for each Fund and its Share Classes.

TRANSFER AGENT

SS&C GIDS is the transfer agent and dividend disbursement agent for each Fund’s shares, but it does not participate in any Fund’s investment decisions. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by SS&C GIDS at 330 W. 9th Street, Kansas City, Missouri 64105.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, whose primary address is 300 Madison Avenue, New York, NY 10017-6232, is the Trust’s independent registered public accounting firm, providing audit services, tax return preparation, and assistance with the review of various SEC filings.

SECURITIES LENDING AGENT

State Street acts as the securities lending agent for the Funds (in such capacity, the “Lending Agent”). During the fiscal year ended December 31, 2023, the Lending Agent provided various services to participating Funds, including locating borrowers, monitoring daily the value of the loaned securities and collateral, requiring additional collateral from borrowers as necessary, cash collateral management, qualified dividend management, negotiation of loan terms, selection of securities to be loaned, recordkeeping and account servicing, monitoring dividend activity and material proxy votes relating to loaned securities, and arranging for return of loaned securities to participating Funds at loan termination. For the fiscal year ended December 31, 2023, the table below reflects the dollar amounts of income received and the compensation paid to the Lending Agent, including any share of revenue generated by the securities lending program paid to the Lending Agent (“revenue split”), related to the securities lending activities of each participating Fund.

Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service that are not included in the revenue split*	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Rebate (paid to borrowers)	Other fees not included in revenue split	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
Royce Small-Cap Fund	$160,767	$11,049	—	—	—	$105,513	—	$116,562	$44,205
Royce Micro-Cap Fund	$61,768	$4,241	—	—	—	$40,564	—	$44,805	$16,963
Royce Small-Cap Total Return Fund	$17,868	$1,283	—	—	—	$11,453	—	$12,736	$5,132
Royce Small-Cap Opportunity Fund	$319,572	$42,096	—	—	—	$109,090	—	$151,186	$168,386
Royce Small-Cap Value Fund	$8,491	$277	—	—	—	$7,107	—	$7,384	$1,107
Royce Smaller-Companies Growth Fund	$321,833	$35,035	—	—	—	$146,659	—	$181,694	$140,139

PORTFOLIO TRANSACTIONS

Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund’s portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker can obtain the best execution for the security involved in the transaction. Best execution is comprised of several factors including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained from the transaction.

In addition to considering a broker’s execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce uses commission dollars generated by agency transactions for the Funds and certain of its other client accounts to pay for such “research services.” Research services that are paid for in this manner assist Royce in carrying out its investment decision-making responsibilities. Research services may include, but are not limited to, general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, research related to performance measurement, and may be provided in writing or orally. Brokerage services that are paid for in this manner include effecting securities transactions and incidental functions such as clearance, settlement and custody.

Royce is authorized, under its Investment Advisory Agreements with the Trust and in accordance with Section 28(e) of the Exchange Act and SEC guidance issued under the Exchange Act, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce’s overall responsibilities with respect to its accounts. Royce does not consider liquidity rebates or payments for order flow to be significant factors when selecting brokers and setting broker commission rates.

Royce may use research and brokerage services furnished by brokers in connection with the effecting of securities transactions for the Funds in managing all of its client accounts, including: (i) certain discretionary client accounts that Royce reimburses to the extent commission dollars generated by agency transactions for such accounts are used to pay for such research and brokerage services and (ii) certain separately managed accounts for which Royce provides model portfolio services which do not generate commission dollars that may be used for research and brokerage services (together, the “Non-Participating Accounts”). Furthermore, the particular Fund that generated the applicable research or brokerage services is typically not the sole beneficiary (and, as to a particular service, potentially may not be a beneficiary at all); this is, in part, because some accounts regularly benefit from research or other services generated by trading by other accounts while themselves generating few or no commissions associated with such services. Royce does not attempt to allocate these kinds of benefits proportionately among its clients or, except in limited circumstances, to track the benefits of research and brokerage services to the commissions associated with a particular account or group of accounts. Royce’s receipt of these services also does not reduce the investment advisory fees payable to Royce by the Funds, even though Royce might have otherwise been required to purchase some of those services for cash. The arrangements thus present various conflicts of interest for Royce. Because research and other services paid for by the Funds can reduce Royce’s costs, Royce has an incentive both to prefer trades and brokers whose commissions pay for such services over potentially less expensive alternatives and to prefer higher volumes of trading over lower volumes. Those incentives also can be heightened when acting for clients with different trading profiles. Those client accounts with no or limited ability to generate commissions from trading (e.g., the Non-Participating Accounts or those accounts that trade less frequently) may increase the incentive for Royce to generate commissions from trading by the Funds.

In some cases, Royce may receive a service from a broker that has both a “research/brokerage” and a “non-research/non-brokerage” use. When this occurs, Royce makes a good faith allocation between the research/brokerage and non-research/non-brokerage use of the service. Only the portion of the service that is used for research/brokerage purposes may be paid for with commission dollars. Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds’ shares, and Royce and/or RFS may separately compensate them for doing so. Such brokerage business is placed on the basis of brokerage and research services provided by the firm and is not based on any sales of the shares of the Funds. RFS does not effect portfolio transactions on behalf of the Funds or any other Royce-advised accounts.

Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each account. Royce generally effects such purchases and sales of the same security pursuant to Royce’s Trade Allocation Guidelines and Procedures. Although Royce’s portfolio managers generally pre-allocate the majority of Royce’s purchase or sale orders to one or more of its client accounts, under such Guidelines and Procedures, Royce may place and execute unallocated orders with broker-dealers during the trading day and then allocate the securities purchased or sold in such transactions to one or more of Royce’s accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund. In addition, on a limited, infrequent basis, and in accordance with its written procedures, Royce may change initial allocations from one Royce client account to another when: (i) it is determined that a security is unsuitable or inappropriate for a particular Royce client account in the original allocation; (ii) there is a lack of cash in a Royce client account to whom a security is initially allocated; (iii) there is a client-imposed restriction on the purchase of the security being allocated; or (iv) the portfolio manager decides to change the initial allocation for some other reason.

From time to time, one or more of Royce’s portfolio managers may sell short or purchase long a security for the client accounts that he manages even though one or more other portfolio managers may have or acquire an opposite position in this same security for the client accounts that they manage. In addition, from time to time, two portfolio managers with independent investment discretion over separate portions of a single Fund’s portfolio may place opposite direction trades for that Fund in the same security on the same day or within a short period of time of one another. Although Royce has taken certain steps designed to minimize the circumstances under which this will occur, it nevertheless could result in adverse tax consequences to the Fund’s taxable shareholders.

During each of the years ended December 31, 2021, 2022, and 2023, the Funds paid brokerage commissions as follows:

Fund	2021	2022	2023
Royce Dividend Value Fund	$9,331	$10,824	$15,109
Royce Global Financial Services Fund	$8,853	$6,725	$11,079
Royce International Premier Fund	$1,553,281	$1,304,130	$1,367,778
Royce Micro-Cap Fund	$360,470	$254,281	$332,173
Royce Premier Fund	$421,173	$525,762	$231,568
Royce Small-Cap Fund	$2,009,308	$1,711,490	$1,424,694
Royce Small-Cap Opportunity Fund	$2,774,481	$2,003,162	$2,052,417
Royce Small-Cap Special Equity Fund	$601,429	$367,996	$169,625
Royce Small-Cap Total Return Fund	$1,594,711	$2,092,658	$1,782,665
Royce Small-Cap Value Fund	$145,870	$210,493	$185,978
Royce Smaller-Companies Growth Fund	$432,546	$392,368	$355,749

For the year ended December 31, 2023, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

Fund	Aggregate Amount of Brokerage Transactions Having a Research Component	Commissions Paid for Such Transactions
Royce Dividend Value Fund	$19,406,798	$14,761
Royce Global Financial Services Fund	$7,308,029	$10,849
Royce International Premier Fund	$686,556,912	$1,361,308
Royce Micro-Cap Fund	$113,566,505	$303,421
Royce Premier Fund	$432,160,288	$228,090
Royce Small-Cap Fund	$1,311,353,349	$1,369,845
Royce Small-Cap Opportunity Fund	$834,189,879	$1,875,718
Royce Small-Cap Special Equity Fund	$124,904,288	$140,795
Royce Small-Cap Total Return Fund	$1,245,943,765	$1,740,494
Royce Small-Cap Value Fund	$91,183,788	$177,363
Royce Smaller-Companies Growth Fund	$188,926,401	$314,513

As of December 31, 2023, the Fund listed below held securities of its regular broker-dealers or parents thereof in the approximate amounts set forth below:

Fund	Issuer	Approximate Value
Royce Dividend Value Fund	State Street Corporation	$1,171,195

CODE OF ETHICS AND RELATED MATTERS

Royce, RFS, and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS (“Royce-related persons”) and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is being purchased, sold or considered for purchase or sale by a Fund or any other Royce-advised account. The Code of Ethics permits such persons to engage in other personal securities transactions if: (i) the securities involved are certain debt securities, money market instruments/funds, shares of non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic investment plan, including among other things, dividend reinvestment plans or employee-approved automatic payroll-deduction cash purchase plans; (ii) the transactions are either non-volitional or are effected in an account over which such person has no direct or indirect influence or control; or (iii) they first obtain permission to trade from a Royce Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code of Ethics contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

Royce’s clients include several private investment companies in which Royce, Royce-related persons and/or other Franklin Templeton affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company’s realized and unrealized net capital gains from securities transactions, but less than 25% of the company’s equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce’s allocation policies and procedures. See “Portfolio Transactions”.

As of March 31, 2024, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of approximately $96 million and such persons beneficially owned equity interests in Royce-related private investment companies and other pooled investment vehicles totaling approximately $32 million.

PROXY VOTING POLICIES AND PROCEDURES

Royce has adopted written proxy voting policies and procedures (the “Proxy Voting Procedures”) for itself and client accounts for which Royce is responsible for voting proxies. Royce is generally granted proxy voting authority at the inception of its management of each client account. Proxy voting authority is generally either (i) specifically authorized in the applicable investment management agreement or other instrument; or (ii) where not specifically authorized, is granted to Royce where general investment discretion is given to Royce in the applicable investment management agreement. In voting proxies, Royce is guided by general fiduciary principles. Royce’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

Royce’s personnel are responsible for monitoring receipt of all proxies and seeking to ensure that proxies are received for all securities for which Royce has proxy voting authority. Royce is not responsible for voting proxies it does not receive. Royce divides proxies into “regularly recurring” and “non-regularly recurring” matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Royce’s personnel are responsible for developing and maintaining a list of matters Royce treats as “regularly recurring” and for ensuring that instructions from a Royce Co-Chief Investment Officer are followed when voting those matters on behalf of Royce clients. Portfolio Managers may instruct the Head of Administration or such person’s designee that they do not want the regularly recurring matters to be voted in accordance with the standing instructions for their accounts in all or certain instances and individual voting instructions will be obtained from such Portfolio Managers as appropriate. Non-regularly recurring matters are all other proxy matters and are brought to the attention of the relevant portfolio manager(s) for the applicable account(s). After giving consideration to advisories provided by an independent third-party research firm with respect to such non-regularly recurring matters, the portfolio manager(s) directs that such matters be voted in a way that he or she believes should better protect or enhance the value of the investment.

Notwithstanding the above, all matters identified by an independent third-party research firm as being “ESG” proposals are brought to the attention of the portfolio manager(s) for the account(s) involved by Royce personnel. After giving consideration to the recommendation from the independent third-party research firm, the portfolio manager will direct that such matters be voted in a way he or she believes appropriately takes into account environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk, and return potential of an investment. When Royce portfolio managers cast votes on “ESG” proposals, they take into account the risk that companies may face significant financial, legal, and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues.

Under certain circumstances, Royce may also vote against a proposal from the issuer’s board of directors or management. Royce’s portfolio managers decide these issues on a case-by-case basis. These would include, among others, excessive compensation, unusual management stock options, preferential voting, and poison pills. Royce’s portfolio managers decide these issues on a case-by-case basis. In addition, a Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client’s best interest to vote. From time to time, it is also possible that one Royce portfolio manager will decide: (i) to vote shares held in client accounts he or she manages differently from the vote of another Royce portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another Royce portfolio manager is casting votes on behalf of other Royce client accounts.

There may be circumstances where Royce may not be able to vote proxies in a timely manner, including, but not limited to, (i) when certain securities are out on loan at the time of a record date; (ii) when administrative or operational constraints impede Royce’s ability to cast a timely vote, such as late receipt of proxy voting information; and/or (iii) when systems, administrative or processing errors occur (including errors by Royce or third-party vendors).

To further Royce’s goal to vote proxies in the best interests of its client, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce’s interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third-party research firm.

You may obtain a copy of the Proxy Voting Procedures at www.royceinvest.com or by calling 212-508-4500. Additionally, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request, by calling the Trust toll-free at (800) 221-4268 and on the SEC’s Internet site at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board has adopted policies and procedures with respect to the disclosure of portfolio holdings. It is the policy of the Funds to prevent the selective disclosure of non-public information concerning Fund portfolio holdings. Unless specifically authorized by The Royce Fund’s Chief Compliance Officer, no non-public portfolio holdings information for any Fund may be provided to anyone except in accordance with the following Policy and Procedures.

Public Disclosure of Portfolio Holdings

No earlier than fifteen (15) days after the end of each month, the most recent complete month-end schedules of portfolio holdings of Royce Small-Cap Opportunity Fund will be posted on its website. No earlier than fifteen (15) days after the end of each calendar quarter, the remaining Funds’ most recent complete quarter-end schedules of portfolio holdings will be posted on their respective websites. Such disclosures will remain accessible on the Funds’ websites until the posting of the portfolio holdings schedules for the next succeeding month end or calendar quarter-end, as applicable. The Funds also distribute complete portfolio holdings information to their shareholders through semi-annual and annual reports first mailed to shareholders within sixty (60) days after such period ends. Such semi-annual and annual reports are also made available to the public through simultaneous postings on the Funds’ website www.royceinvest.com. Finally, the Funds’ complete portfolio holdings are also available on Exhibit F to Form N-PORT, which filings are made with the SEC within sixty (60) days of the end of the Funds’ first and third fiscal quarters. The Funds’ Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

All other portfolio holdings information must first be posted on the Funds’ website before it is provided to anyone. Complete or partial portfolio holdings information may, therefore, be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, only if such information is based on the latest holdings information publicly available on the Funds’ website.

Non-Public Dissemination of Portfolio Holdings Information

From time to time, portfolio holdings information that is not publicly available may be required by the Fund’s service providers or other third parties in order to perform various services for the Funds, including, but not limited to, custodian services, pricing services, auditing, printing, legal, compliance, software support, proxy voting support and providing ratings for a Fund. Such persons may be provided with information more current than the latest publicly-available portfolio holdings only if: (i) more current information is necessary in order for the third party to complete its task and (ii) the third party has agreed in writing to keep the information confidential and to not use the information to trade securities. Non-public dissemination to a Fund service provider must be authorized by Royce’s Chief Operating Officer, Royce’s General Counsel or the Trust’s Chief Compliance Officer only after it is determined that such dissemination serves a legitimate business purpose in the best interest of shareholders.

At the present time, the Trust has ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information with respect to the Funds:

State Street Bank and Trust Company – Information is provided daily with no time lag.

PricewaterhouseCoopers LLP – Information is provided as needed with no time lag.

Sidley Austin LLP – Information is provided with Board materials with a time lag of less than one week to ten weeks and may be provided at other times as needed.

Institutional Shareholder Services, Inc. (“ISS”) – Information is provided daily with no time lag.

Broadridge Financial Solutions, Inc. – Information is provided daily with no time lag.

Allied Printing Services, Inc. – Information is generally provided with a time lag of two weeks but may be provided with no time lag.

Automated Securities Clearance, LLC – Information is provided daily with no time lag. Charles River Systems, Inc. – Information is provided daily with no time lag.

Factset – Information is provided daily with no time lag. Bloomberg – Information is provided daily with no time lag.

William O’Neil & Co., Inc. – Information is provided daily with no time lag. MSCI – ESG – Information is provided daily with no time lag.

ISS – ESG – Information is provided daily with no time lag.

S&P Capital IQ – ESG – Information is provided daily with no time lag. Evestment – Information is provided quarterly with no time lag.

Certain administrative employees of Franklin Resources, Royce’s ultimate parent company, or its subsidiaries regularly have access to the Funds’ portfolio holdings. All portfolio holdings information given to these employees is subject to the Franklin Resources Code of Conduct, which has been distributed to all such employees and prohibits the disclosure of confidential information.

Additionally, the Funds may occasionally reveal certain of their current portfolio securities to broker-dealers in connection with their executing securities transactions on behalf of the Funds. In such cases, the Funds do not enter into formal confidentiality agreements with the broker-dealers. Also, the Board, Trust officers, and certain Royce employees, including fund accounting, legal, compliance, marketing, administrative and systems personnel have access to the Funds’ portfolio holdings information prior to the time it is made public. All such persons are required by the Funds and Royce to keep such information confidential.

Incidental information about the portfolio holdings of the Funds (including information that a Fund no longer holds a particular security) may be provided to third parties when the extent of the information and its timeliness are such that it cannot reasonably be seen to give the recipient an advantage in trading Fund shares or to in any other way harm the Fund or its shareholders. However, information about a security holding may not be released if, in Royce’s judgment, it could be seen to interfere with the current or future purchase or sale activities of a Fund. In this respect, information about intended or ongoing transactions may not be released.

General information about a Fund’s portfolio securities holdings (not including the holdings themselves) that is derived from its holdings (that have or have not been publicly released) that do not reveal portfolio holdings are not subject to the Policy and Procedures. This would include such characteristics of a Fund as portfolio volatility, median capitalization, percentages of international and domestic securities or sector allocations.

Notwithstanding the above, no person is authorized under the Policy and Procedures to make a disclosure that is unlawful under the anti-fraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act).

Nothing contained in the Policy and Procedures is intended to prevent the disclosure of portfolio holdings information as required by applicable law. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law (such as Form N-PORT and/or Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas. On an annual basis, the Trust’s Chief Compliance Officer will report to the Board on the operation and effectiveness of the Policy and Procedures.

Prohibitions on Receipt of Compensation or Other Compensation

The Policies and Procedures prohibit the Funds, Royce and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of the Funds’ portfolio securities holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a Fund or in any other investment company or account managed by Royce or by any of its affiliated persons.

PRICING OF SHARES BEING OFFERED

The purchase and redemption price of each Fund’s shares is based on the relevant Fund’s current net asset value per share. See “Net Asset Value Per Share” in the Funds’ Prospectuses.

As set forth under “Net Asset Value Per Share”, State Street determines each Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally at 4:00 p.m. Eastern Time), on each day that the NYSE is open. The NYSE ordinarily is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Funds have entered into agreements that authorize one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries may be authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a financial intermediary’s authorized designee, receives the order. Such orders will be priced at the Funds’ net asset value next computed after they are received by an authorized financial intermediary or the financial intermediary’s authorized designee and accepted by the Fund.

REDEMPTIONS IN KIND

Conditions may arise in the future which would, in the judgment of the Board or Royce, make it undesirable for a Fund to pay for certain redemptions solely in cash. The Royce Fund also reserves the right to satisfy a shareholder’s redemption request through the distribution of a Fund’s portfolio securities to such shareholder in full or partial satisfaction of such redemption request. The distribution of a Fund’s portfolio securities to a shareholder in full or partial satisfaction of a redemption request is often referred to as a “redemption-in-kind.” A shareholder will receive either a pro rata basket of Fund portfolio securities (allowing for adjustments to prevent distributions of restricted shares, fractional shares, and odd-lot numbers of shares), or a custom basket of Fund portfolio securities, as part of any redemption-in-kind. Royce may, in its discretion, omit a security from a custom basket, or adjust the weighting of a security included in a custom basket, when processing a redemption-in-kind for a variety of reasons, including, without limitation, changes in the applicable Fund’s investment strategy and portfolio holdings, possession of material non-public information related to the relevant security, corporate actions, or because the relevant security is being “fair valued.”

Redemption in-kind proceeds will typically be made by delivering the relevant securities to the redeeming shareholder within seven days after the receipt of a redemption request in Good Order. All portfolio securities distributed in connection with a redemption-in-kind will be valued for such purposes at the same value assigned to them in calculating the relevant Fund’s net asset value per share. If the Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you will bear market, liquidity, and other risks associated with all securities received as part of a redemption-in-kind. You also may have to pay transaction costs to dispose of such securities and may incur adverse tax consequences in connection with the redemption-in-kind. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund’s net assets if that is less) in any 90-day period.

APPLICATION OF FREQUENT TRADING POLICY TO CERTAIN INVESTORS

As described in the Prospectuses, under the Trust’s frequent trading policy, the Funds may, in certain circumstances, reject an investor’s purchase or exchange of Fund shares, or impose a redemption fee. In accordance with Rule 22c-2 under the 1940 Act, a Fund will not permit investors to purchase shares through certain intermediaries, including brokers, that do not have shareholder information agreements with either the Trust or RFS, acting on behalf of the Trust. Such shareholder information agreements are intended to help identify investors who engage in excessive trading through intermediaries. The Funds may elect to treat an intermediary that has no shareholder information agreement concerning the Funds as an individual investor with respect to the frequent trading policy. If the Funds make this election, they will not, with respect to the frequent trading policy, consider any individual order to transact Fund shares that an investor has submitted to the intermediary, but will instead consider only single transactions submitted by the intermediary. Depending in part on an investor’s relationship with the intermediary, this may have adverse consequences to the investor, such as the rejection of a transaction in Fund shares or the imposition of a fee, that would not be borne by other investors who deal with the Funds directly or through a different intermediary.

TAXATION

Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Code. To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income, the amount of its distributions and the diversification of its assets.

If it so qualifies, a Fund will not be subject to U.S. Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

The Code imposes a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

As of December 31, 2023, Royce Smaller-Companies Growth Fund and Royce International Premier Fund had capital loss carryforwards of $14,348,935 and $63,700,347, respectively.

Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund’s distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund’s investments in foreign securities, such regulations could restrict that Fund’s ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund’s ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund’s cash available for distribution to shareholders. Shareholders of a Fund that holds more than 50% of the value of its assets at the close of a taxable year in foreign securities may be able to claim Federal tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. A foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if the Fund fails to do so, it will not be able to “pass through” to its shareholders the ability to claim a credit or a deduction for the foreign taxes paid by the Fund. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such foreign taxes in their income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate shares in computing taxable income or, alternatively, if they have satisfied the holding period requirement, use them as foreign tax credits against their U.S. income taxes. A Fund will report annually to its shareholders the amount per year of such foreign taxes and other information needed to claim the foreign tax credit. It is currently anticipated that only Royce International Premier Fund will be eligible to elect to “pass through” foreign taxes to its shareholders in this manner.

If a Fund invests in stock of a so-called passive foreign investment company (“PFIC”), the Fund may be subject to U.S. Federal income tax on a portion of any “excess distribution” with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such year, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, this amount would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. The Fund may make certain elections to mitigate the effect of these rules, but any such election could require the Fund to recognize taxable income or gain (which would be subject to the distribution requirements discussed above) without the concurrent receipt of cash.

If a Fund is treated as holding directly or indirectly 10% or more of the voting power or value of the stock (or other interests treated as equity for U.S. Federal income tax purposes) of a foreign corporation, and all 10% or greater U.S. shareholders collectively own more than 50% of the voting power or value of the stock of such corporation, the foreign corporation will be treated as a “controlled foreign corporation” (a “CFC”) for U.S. Federal income tax purposes. In such circumstances, the Fund would be required to report each year as ordinary income, its pro rata share of the CFC’s earnings for such year, and such income would be subject to the distribution requirements discussed above, whether or not such income is concurrently distributed to the Fund.

Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement when a Fund recognizes non-cash “phantom” income and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

A Fund’s transactions in options, futures contracts, and certain other transactions will be subject to special provisions of the Code (including provisions relating to “hedging transactions,” “straddles,” “wash sales,” and “section 1256 contracts”) that, among other things, may affect the character of gains and/or losses realized by the Fund (as short-term or long-term), accelerate recognition of income to the Fund or defer the allowance of Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may: (a) require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

Taxation of U.S. Shareholders

The following discussions are limited to the U.S. Federal income tax consequences relevant to U.S. shareholders. As used herein, a U.S. shareholder is a beneficial owner of shares that, for U.S. Federal income tax purposes, is: (i) a citizen or resident (as defined in the Code) of the United States; (ii) a corporation (or entity taxable as a corporation for U.S. Federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia; (iii) an estate, the income of which is subject to U.S. Federal income tax regardless of source; or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

Distributions

For U.S. Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, which generally cannot be offset by capital losses. Distributions of “qualified dividend income” to non-corporate shareholders are taxable at the Federal income tax rates applicable to net capital gain. A distribution from a Fund generally will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic and certain foreign corporations, provided that certain holding period and other requirements under the Code are satisfied. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 50% dividends received deduction for purposes of determining their regular taxable income, provided that certain holding period and other requirements under the Code are satisfied.

Distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the corporate dividends received deduction. Capital gain distributions to a non-corporate shareholder, although fully includible in income, are taxed at preferential Federal income tax rates. A Fund may retain certain amounts of capital gains and designate them as undistributed net capital gain in a notice to its shareholders, who will then (i) be required to include in income for Federal income tax purposes, as long-term capital gain, their proportionate share of the undistributed amounts so designated, (ii) be entitled to credit their proportionate share of the income tax paid by the Fund on those undistributed amounts against their own Federal income tax liabilities, and (iii) be entitled to increase their Federal income tax basis in their Fund shares by the amount that the undistributed net capital gain included in their income exceeds their income tax credit.

A 3.8% Medicare contribution tax is imposed (in addition to regular U.S. Federal income tax) on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of certain trusts and estates.

Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder’s tax basis in Fund shares (and, to that extent, will not be taxable). To the extent such distributions exceed the shareholder’s tax basis, they will be taxable as capital gains assuming the shareholder holds its Fund shares as capital assets.

A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund’s taxable year may be “spilled back” and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends are taxable to the shareholders in the taxable year in which the distribution is actually made by the Fund.

Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate a small portion of its distributions as “excess inclusion income.” Such excess inclusion income may: (i) constitute taxable income, as “unrelated business taxable income” (“UBTI”), for those shareholders which would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by net operating losses for U.S. Federal income tax purposes; and (iii) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Each Fund will send written notices to shareholders regarding the amount and U.S. Federal income tax status of all distributions made by the Fund during each calendar year.

Back-up Withholding

Under the Code, certain non-corporate shareholders may be subject to back-up withholding taxes on reportable dividends, capital gains distributions and redemption payments (“back-up withholding”). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. In addition, the Internal Revenue Service (the “IRS”) requires the Fund to withhold from distributions to any shareholder who does not certify to the Fund that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor’s taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

Timing of Purchases and Distributions

At the time of an investor’s purchase, a Fund’s net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted tax basis of the shares and the amount realized on the sale or exchange. Capital losses are deductible only to the extent of capital gains (subject to an exception for individuals under which a limited amount of capital losses may be offset against ordinary income). A shareholder’s tax basis in Fund shares received as a dividend will equal the total dollar amount of the dividend paid to the shareholder. Capital gains for non-corporate shareholders will be taxed at the preferential Federal income tax rates applicable to long-term capital gains if the shares were held for more than 12 months, and otherwise will be taxed at regular income tax rates if the shares were held for 12 months or less. Shares received as a dividend will have a new holding period (for tax purposes) beginning on the day following the day on which the shares are credited to the shareholder’s account. A shareholder’s exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder’s recognizing a taxable gain or loss.

The IRS will disallow a loss to the extent that the Fund shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the tax basis of the Fund shares acquired. Also, a loss recognized upon the sale, redemption or other taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares.

A Fund is generally required by law to report to each shareholder and to the IRS cost basis information for Fund shares purchased on or after January 1, 2012, and sold or redeemed after that date. This information includes the adjusted cost basis of the shares, the gross proceeds from disposition, and whether the gain or loss is long-term or short-term. The adjusted cost basis of shares will be based on the default cost basis reporting method selected by the Fund, unless a shareholder, before the sale or redemption, informs the Fund that it has selected a different IRS-accepted method offered by the Fund. (These requirements, however, will not apply for investments through an IRA or other tax-advantaged account.) Shareholders should consult their tax advisors to determine the best cost basis method for their tax situation, and to obtain more information about how these cost basis reporting requirements apply to them. For shares of a Fund purchased before January 1, 2012, these requirements will not apply, but the Fund will continue to report to the IRS the gross proceeds received by a shareholder from the sale or redemption of such shares.

* * *

The foregoing relates to U.S. Federal income taxation. Changes in U.S. Federal income tax law occurring after the date of this SAI may be retroactive and may significantly affect the Federal income tax matter addressed above.

An investment in a Fund may have consequences under state and local tax law, about which investors are urged to consult their own tax advisers.

Royce Small-Cap Fund Gift Taxes

An investment in Royce Small-Cap Fund through a GiftShare trust account may be a taxable gift for U.S. Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the calendar year.

If the Donor selects the Withdrawal Option, the entire amount of the gift will be a “present interest” that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if: (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion ($18,000 for calendar year 2024) to the same individual during that year; (ii) the Donor and his or her spouse elect to have any gifts by either of them treated as “split gifts” (i.e., treated as having been made one-half by each of them for gift tax purposes); or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

If the Donor selects the Accumulation Option, the entire amount of the gift will be a “future interest” for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $18,000.

No U.S. Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable exclusion amount for gift tax purposes (currently $10,000,000 before adjustment for inflation). Any gift of Fund shares that does not qualify for the annual exclusion will reduce the amount of the Federal applicable exclusion amount for gift tax purposes that would otherwise be available for future gifts or to the Donor’s estate. Gifts of Fund shares may qualify for “gift splitting” with the Donor’s spouse, meaning that if both are U. S. citizens or residents, the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

The Donor’s gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of the states that do impose a gift tax follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer (GST) Taxes

Under the GST tax rules, if the Beneficiary of a gift through a GiftShare trust account is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor’s grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion generally will be a GST taxable transfer. These gifts are now protected from the GST tax by the automatic allocation of the Donor’s GST exemption until his or her GST tax exemption (currently $10,000,000 before adjustment for inflation) has been fully utilized. The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (currently 40%). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor’s Federal gift tax return. To the extent that a gift through a GiftShare trust account qualifies for the Federal annual gift tax exclusion, it is protected from GST tax. See “Gift Taxes” above.

Income Taxes

The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the “owner” of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the “owner” of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust’s income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under nineteen years of age or is a full-time student, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary’s parents. The Beneficiary will have the option exercisable annually to require the Trustee to pay him or her a portion of the Trust’s income and capital gains to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust’s ordinary income and short-term capital gains, and long-term capital gains, respectively, equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 37% and 20%, respectively). Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary’s Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal Federal income tax rate for ordinary income and short-term capital gains (currently, 37%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that the income generated by Fund shares will primarily be long-term capital gains, on which the Federal income tax rate is currently limited to 20%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust’s income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition that would cause capital gain or loss to be realized by the Beneficiary (or, if he or she has died, by his or her estate). Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary’s estate will have a basis equal to the value of the shares at the Beneficiary’s death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation With Qualified Tax Adviser

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce Small-Cap Fund.

DESCRIPTION OF THE TRUST

Trust Organization

The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the “Predecessor”), and Small-Cap Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Small-Cap Fund merged into the Trust, with each Fund of the Predecessor and Small-Cap Fund becoming an identical counterpart series of The Royce Fund, Royce continuing as the Funds’ investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust’s distributor. A copy of the Trust’s Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust’s office in New York. The Trust’s business and affairs are managed under the direction of the Board.

The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (All eleven (11) Funds presently have more than one Share Class.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter. The shares of each Share Class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights. The Service Class shares, Consultant Class shares, and R Class shares of each Fund have exclusive voting rights with respect to the Rule 12b-1 Plan.

Certain Service Class shareholders, eligible to invest in Investment Class shares, may, upon approval by the Trust, convert their Service Class shares to Investment Class shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such conversion. For U.S. Federal income tax purposes, a same-fund conversion is not expected to result in the realization by the investor of a capital gain or loss.

The Funds offer the Shares Classes set forth below.

Fund	A Class	Investment Class	Service Class	Institutional Class	Consultant Class	R Class
Royce Small-Cap Fund	X	X	X	X	X	−
Royce Micro-Cap Fund	−	X	X	−	X	−
Royce Premier Fund	X	X	X	X	X	−
Royce Small-Cap Total Return Fund	−	X	X	X	X	X
Royce Small-Cap Opportunity Fund	−	X	X	X	X	X
Royce Small-Cap Special Equity Fund	X	X	X	X	X	−
Royce Small-Cap Value Fund	−	X	X	−	−	−
Royce Smaller-Companies Growth Fund	−	X	X	X	−	−
Royce Global Financial Services Fund	−	−	X	X	−	−
Royce Dividend Value Fund	−	X	X	−	−	−
Royce International Premier Fund	−	X	X	X	−	−

Effective April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Small-Cap Opportunity Fund, respectively. Effective May 1, 2003, Royce Trust & GiftShares Fund changed its name to Royce TrustShares Fund. Effective May 1, 2006, Royce TrustShares Fund changed its name to Royce Heritage Fund. Effective May 1, 2008, Pennsylvania Mutual Fund changed its name to Royce Pennsylvania Mutual Fund. Effective May 1, 2015, Royce Value Fund, Royce Value Plus Fund, and Royce Opportunity Select Fund changed their names to Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, and Royce Micro-Cap Opportunity Fund, respectively.

Effective June 15, 2015, Royce Financial Services Fund and Royce International Smaller-Companies Fund changed their names to Royce Global Financial Services Fund and Royce International Small-Cap Fund, respectively. Effective September 15, 2015, Royce 100 Fund changed its name to Royce Small-Cap Leaders Fund. Effective May 1, 2017, Royce Heritage Fund changed its name to Royce Small/Mid-Cap Premier Fund. Effective February 1, 2018, Royce International Micro-Cap Fund changed its name to Royce International Discovery Fund.

On August 4, 2000, Royce Total Return Fund (renamed Royce Small-Cap Total Return Fund effective July 1, 2022) acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The reorganization was accomplished by exchanging shares of Royce Total Return Fund (renamed Royce Small-Cap Total Return Fund effective July 1, 2022) equal in value to the shares of The REvest Value Fund owned by each of its shareholders. On August 10, 2015, Royce Small-Cap Leaders Fund (formerly Royce 100 Fund) acquired all of the assets and assumed all of the liabilities of Royce Select Fund I. The reorganization was accomplished by exchanging shares of Royce Small-Cap Leaders Fund (formerly Royce 100 Fund) equal in value to the shares of Royce Select Fund I owned by each of its shareholders. On February 29, 2016, Royce International Premier Fund acquired all of the assets and assumed all of the liabilities of each of Royce European Small-Cap Fund and Royce Global Value Fund. Each reorganization was accomplished by exchanging shares of Royce International Premier Fund equal in value to the shares of the relevant target fund owned by each of its shareholders. On June 4, 2019, Royce Pennsylvania Mutual Fund acquired all of the assets and assumed all of the liabilities of each of Royce Small-Cap Leaders Fund and Royce Small/Mid-Cap Premier Fund. Each reorganization was accomplished by exchanging shares of Royce Pennsylvania Mutual Fund equal in value to the shares of the relevant target fund owned by each of its shareholders. On June 4, 2019, Royce Small-Cap Opportunity Fund acquired all of the assets and assumed all of the liabilities of Royce Micro-Cap Opportunity Fund. The reorganization was accomplished by exchanging shares of Royce Small-Cap Opportunity Fund equal in value to the shares of Royce Micro-Cap Opportunity Fund owned by each of its shareholders. On July 12, 2019, Royce Micro-Cap Fund acquired all of the assets and assumed all of the liabilities of Royce Low-Priced Stock Fund. The reorganization was accomplished by exchanging shares of Royce Micro-Cap Fund equal in value to the shares of Royce Low-Priced Stock Fund owned by each of its shareholders.

Effective July 1, 2022, Royce Total Return Fund, Royce Opportunity Fund, and Royce Special Equity Fund changed their names to Royce Small-Cap Total Return Fund, Royce Small-Cap Opportunity Fund, and Royce Small-Cap Special Equity Fund, respectively.

Effective May 1, 2024, Royce Pennsylvania Mutual Fund changed its name to Royce Small-Cap Fund.

Each of the seven Trustees currently in office was elected by the Funds’ shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust’s custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust’s outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust’s outstanding shares, stating that such shareholders wish to communicate with the Trust’s other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

The trustee of Royce Small-Cap Fund will send notices of meetings of Royce Small-Cap Fund shareholders, proxy statements and proxies for such meetings to the trusts’ beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Royce Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Royce Small-Cap Fund shares for which proxies are returned.

Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust’s fiscal year ends on December 31.

Shareholder Liability

Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument: (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust’s assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust’s obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

APPENDIX A

PRINCIPAL HOLDERS OF SHARES

As of April 1, 2024, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding share of any class of certain of its Funds:

Fund and Share Class	Number of Shares	Type of Ownership	Percent of Outstanding Shares

Royce Dividend Value Fund (Service Class)

National Financial Services	805,265	Record	27.73%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	632,865	Record	21.80%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Charles Schwab & Co. Inc.	610,523	Record	21.03%
Special Custody A/C FBO Customers
Attn Mutual Funds
211 Main Street
San Francisco, CA 94105-1901

Royce Small-Cap Opportunity Fund (Investment Class)

National Financial Services	8,431,822	Record	14.89%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	6,809,023	Record	12.02%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

John Hancock Life Insurance Co. USA	5,844,293	Record	10.32%
Attn Rps Trading Ops St6
200 Berkeley St
Boston, MA 02116-5022

LPL Financial	4,629,945	Record	8.18%
Omnibus Customer Account
Attn Mutual Fund Trading
4707 Executive Dr
San Diego, CA 92121-3091

Pershing LLC	2,872,877	Record	5.07%
PO Box 2052
Jersey City, NJ 07303-2052

Royce Small-Cap Total Return Fund (Consultant Class)

Morgan Stanley Smith Barney LLC	3,830,467	Record	36.34%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

RBC Capital Markets LLC	1,400,514	Record	13.29%
Mutual Fund Omnibus Processing
Attn Mutual Fund Ops Manager
250 Nicollet Mall, Suite 1400
Minneapolis, MN 55401-7582

Charles Schwab & Co. Inc.	771,788	Record	7.32%
Special Custody Acct FBO Customers
Attn Mutual Funds
211 Main St
San Francisco, CA 94105-1901

Raymond James	710,620	Record	6.74%
Omnibus For Mutual Funds
House Acct
Attn Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Pershing LLC	624,653	Record	5.93%
PO Box 2052
Jersey City, NJ 07303-2052

Royce Small-Cap Fund (Investment Class)

National Financial Services	19,380,862	Record	12.86%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	13,927,738	Record	9.24%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney LLC	8,960,764	Record	5.94%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

Royce Micro-Cap Fund (Investment Class)

National Financial Services	1,631,880	Record	11.05%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	1,603,257	Record	10.86%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Royce Premier Fund (Investment Class)

Charles Schwab & Co. Inc.	21,433,027	Record	22.23%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney LLC	14,587,998	Record	15.13%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

National Financial Services	13,981,242	Record	14.50%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Wells Fargo Clearing Services LLC	6,505,824	Record	6.75%
Special Custody Acct For The
Exclusive Benefit Of Its Customers
2801 Market St
St. Louis, MO 63103-2523

Royce Small-Cap Total Return Fund (Investment Class)

Charles Schwab & Co. Inc.	19,336,448	Record	22.48%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

National Financial Services	13,503,756	Record	15.70%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Morgan Stanley Smith Barney LLC	8,322,436	Record	9.68%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

LPL Financial	4,699,405	Record	5.46%
Omnibus Customer Account
Attn Mutual Fund Trading
4707 Executive Dr
San Diego, CA 92121-3091

Royce Global Financial Services Fund (Service Class)

National Financial Services	561,475	Record	30.07%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	350,499	Record	18.77%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Royce Family Investments LLC	160,722	Record	8.61%
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Morgan Stanley Smith Barney LLC	152,428	Record	8.16%
For The Exclusive Benefit Of Its Customers
1 New York Plaza,, Fl 12
New York, NY 10004-1965

Empower Trust FBO	113,378	Record	6.07%
Employee Benefits Clients 401K
8515 E Orchard Rd 2T2
Greenwood Village, CO 80111-5002

Royce Small-Cap Value Fund (Investment Class)

National Financial Services	738,856	Record	20.64%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	412,443	Record	11.52%
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Wells Fargo Clearing Services LLC	290,579	Record	8.12%
Special Custody Acct For The
Exclusive Benefit Of Its Customers
2801 Market St
St. Louis, MO 63103-2523

Pershing LLC	191,606	Record	5.35%
PO Box 2052
Jersey City, NJ 07303-2052

Royce Smaller Companies Growth Fund (Service Class)

Morgan Stanley Smith Barney LLC	3,021,451	Record	32.13%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

Royce Small-Cap Value Fund (Service Class)

National Financial Services	2,824,767	Record	34.54%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	2,002,030	Record	24.48%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

UMB NA	708,900	Record	8.67%
FBO FID For Tax Deferred Accounts
1 SW Security Benefit Pl
Topeka, KS 66636-1000

Royce Smaller Companies Growth Fund (Service Class)

National Financial Services	8,225,230	Record	49.30%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	4,105,728	Record	24.61%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney LLC	1,424,464	Record	8.54%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

Royce Small-Cap Opportunity Fund (Service Class)

Charles Schwab & Co. Inc.	1,345,895	Record	26.17%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

UMB NA	1,260,515	Record	24.51%
FBO FID For Tax Deferred Accounts
1 SW Security Benefit Pl
Topeka, KS 66636-1000

National Financial Services	985,069	Record	19.15%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

UMB Bank NA	354,513	Record	6.89%
FBO Fiduciary For Tax Deferred Act
1 SW Security Benefit Pl
Topeka, KS 66636-1000

Royce Small-Cap Fund (Consultant Class)

Morgan Stanley Smith Barney LLC	8,757,087	Record	32.98%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

Charles Schwab & Co. Inc.	2,285,915	Record	8.61%
Special Custody A/C FBO Customers
Attn Mutual Funds
211 Main St
San Francisco, CA 94105-1901

RBC Capital Markets LLC	2,051,838	Record	7.73%
Mutual Fund Omnibus Processing
Omnibus
Attn Mutual Fund Ops Manager
250 Nicollet Mall,Suite 1400
Minneapolis, MN 55401-7582

Wells Fargo Clearing Services LLC	1,574,399	Record	5.93%
Special Custody Acct For The
Exclusive Benefit Of Its Customers
2801 Market St
St. Louis, MO 63103-2523

Pershing LLC	1,407,972	Record	5.30%
PO Box 2052
Jersey City NJ 07303-2052

Royce Micro-Cap Fund (Consultant Class)

Morgan Stanley Smith Barney LLC	609,520	Record	46.77%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

Charles Schwab & Co. Inc.	130,459	Record	10.01%
Special Custody Acct FBO Customers
Attn Mutual Funds
211 Main St
San Francisco, CA 94105-1901

Raymond James	88,132	Record	6.76%
Omnibus For Mutual Funds
House Acct
Attn Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Royce Premier Fund (Consultant Class)

Morgan Stanley Smith Barney LLC	424,591	Record	32.36%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

Pershing LLC	168,614	Record	12.85%
PO Box 2052
Jersey City, NJ 07303-2052

Wells Fargo Clearing Services LLC	113,310	Record	8.64%
Special Custody Acct For The
Exclusive Benefit Of Its Customers
2801 Market St
St. Louis, MO 63103-2523

Charles Schwab & Co. Inc.	101,895	Record	7.77%
Special Custody Acct FBO Customers
Attn Mutual Funds
211 Main St
San Francisco, CA 94105-1901

Raymond James	83,913	Record	6.40%
Omnibus For Mutual Funds
House Acct Firm 92500015
Attn Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

UBS Wealth Management USA	76,296	Record	5.82%
Omni Account M/F
Special Custody Accounts EBO Customers of UBS FSI
1000 Harbor Blvd
Weehawken, NJ 07086-6761

Royce Small-Cap Opportunity Fund (Consultant Class)

Pershing LLC	317,342	Record	29.44%
PO Box 2052
Jersey City, NJ 07303-2052

Morgan Stanley Smith Barney LLC	241,307	Record	22.38%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

Charles Schwab & Co. Inc.	109,733	Record	10.18%
Special Custody Acct FBO Customers
Attn Mutual Funds
211 Main St
San Francisco, CA 94105-1901

Raymond James	75,220	Record	6.98%
Omnibus For Mutual Funds
House Acct Firm 92500015
Attn Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Wells Fargo Clearing Services LLC	57,134	Record	5.30%
Special Custody Acct For The
Exclusive Benefit Of Its Customers
2801 Market St
St. Louis, MO 63103-2523

Royce Small-Cap Special Equity Fund (Investment Class)

Charles Schwab & Co. Inc.	7,064,789	Record	20.95%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

National Financial Services	4,332,096	Record	12.85%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Pershing LLC	4,304,856	Record	12.77%
PO Box 2052
Jersey, City NJ 07303-2052

UBS Wealth Management USA	2,668,660	Record	7.91%
Omni Account M/F
Special Custody Accounts EBO Customers of UBS FSI
1000 Harbor Blvd
Weehawken, NJ 07086-6761

Raymond James	2,491,383	Record	7.39%
Omnibus For Mutual Funds
House Acct
Attn Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

LPL Financial	1,932,700	Record	5.73%
Omnibus Customer Account
Attn Mutual Fund Trading
4707 Executive Dr
San Diego, CA 92121-3091

Royce Small-Cap Total Return Fund (Service Class)

Charles Schwab & Co. Inc.	1,685,363	Record	23.08%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Charles Schwab & Co. Inc.	1,122,248	Record	15.37%
Special Custody A/C FBO Customers
Attn Mutual Funds
211 Main Street
San Francisco, CA 94105-1901

Massachusetts Mutual Life Insurance	643,530	Record	8.81%
1295 State Street
Springfield, MA 01111-0001

Morgan Stanley Smith Barney LLC	466,002	Record	6.38%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

Empower Trust FBO	444,703	Record	6.09%
Empower Benefit Plans
8515 E Orchard Rd 2T2
Greenwood Village, CO 80111-5002

Royce Small-Cap Special Equity Fund (Consultant Class)

Morgan Stanley Smith Barney LLC	333,782	Record	35.50%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

LPL Financial	71,508	Record	7.61%
Omnibus Customer Account
Attn Mutual Fund Trading
4707 Executive Dr
San Diego, CA 92121-3091

Pershing LLC	70,072	Record	7.45%
PO Box 2052
Jersey City, NJ 07303-2052

UBS Wealth Management USA	69,131	Record	7.35%
Omni Account M/F
Special Custody Accounts EBO Customers of UBS FSI
1000 Harbor Blvd
Weehawken, NJ 07086-6761

Charles Schwab & Co. Inc.	66,159	Record	7.04%
Special Custody Acct FBO Customers
Attn Mutual Funds
211 Main St
San Francisco, CA 94105-1901

Raymond James	51,247	Record	5.45%
Omnibus For Mutual Funds
House Acct
Attn Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Royce Small-Cap Special Equity Fund (Service Class)

Charles Schwab & Co. Inc.	927,937	Record	49.83%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

National Financial Services	209,981	Record	11.28%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Pershing LLC	199,916	Record	10.74%
PO Box 2052
Jersey City, NJ 07303-2052

Matrix Trust Company Cust FBO	198,979	Record	10.69%
Walbec Profit Sharing
PO Box 52129
Phoenix, AZ 85072-2129

Royce Dividend Value Fund (Investment Class)

Pershing LLC	3,774,509	Record	51.07%
PO Box 2052
Jersey City, NJ 07303-2052

National Financial Services Corp.	800,335	Record	10.83%
FEBO Our Customers
200 Liberty St
New York, NY 10281-1015

Charles Schwab & Co. Inc.	375,128	Record	5.08%
Special Custody A/C FBO Customers
Attn Mutual Funds
211 Main Street
San Francisco, CA 94105-1901

Royce Small-Cap Fund (Service Class)

Charles Schwab & Co. Inc.	2,564,455	Record	32.90%
Special Custody A/C FBO Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4151

National Financial Services	1,179,435	Record	15.13%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	727,213	Record	9.33%
Special Custody A/C FBO Customers
Attn Mutual Funds
211 Main Street
San Francisco, CA 94105-1901

Morgan Stanley Smith Barney LLC	600,847	Record	7.71%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

Royce Micro-Cap Fund (Service Class)

Charles Schwab & Co. Inc.	4,768,553	Record	38.95%
Special Custody A/C FBO Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4151

National Financial Services	4,082,109	Record	33.34%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Anderson and Strudwick Trustee	1,002,350	Record	8.19%
Retirement Plans Serviced By MetLife
PO Box 48529
Atlanta, GA 30362-1529

Royce Premier Fund (Service Class)

Morgan Stanley Smith Barney LLC	839,919	Record	27.31%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

Voya Institutional Trust Company	536,123	Record	17.44%
1 Orange Way
Windsor, CT 06095-4773

Charles Schwab & Co. Inc.	362,805	Record	11.80%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Wells Fargo Clearing Services LLC	196,277	Record	6.38%
Special Custody Acct For The
Exclusive Benefit Of Its Customers
2801 Market St
St. Louis, MO 63103-2523

Vantagepoint Roth IRA	157,163	Record	5.11%
C/O MissionSquare Retirement
777 North Capitol Street, NE
Washington, DC 20002-4239

Royce International Premier Fund (Institutional Class)

Charles Schwab & Co. Inc.	4,522,896	Record	30.21%
211 Main St Fl 17
San Francisco, CA 94105-1901

MAC & Co.	2,649,393	Record	17.70%
Attn Mutual Fund Ops
500 Grant Street
Room 151-1010
Pittsburgh, PA 15219-2502

SEI Private Trust Co.	1,411,630	Record	9.43%
Attn Mutual Funds
1 Freedom Valley Dr
Oaks, PA 19456-9989

National Financial Services LLC	837,570	Record	5.59%
499 Washington Blvd
Jersey City, NJ 07310-1995

Royce Premier Fund (Institutional Class)

Edward D. Jones & Co.	16,717,011	Record	72.92%
For The Benefit Of Customers
12555 Manchester Rd
Saint Louis, MO 63131-3710

Charles Schwab & Co. Inc.	2,258,213	Record	9.85%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Royce Small-Cap Total Return Fund (Institutional Class)

VRSCO	9,941,509	Record	34.21%
FBO AIGFSB Cust TTEE FBO
Moses Cone Health System 403B
2929 Allen Pkwy Suite A6-20
Houston, TX 77019-7100

National Financial Services LLC	5,672,071	Record	19.52%
499 Washington Blvd
Jersey City, NJ 07310-1995

Charles Schwab & Co. Inc.	3,165,310	Record	10.89%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

VRSCO	1,587,058	Record	5.46%
FBO AIGFSB Cust TTEE FBO
Moses Cone Health System 401A
2929 Allen Pkwy Suite A6-20
Houston, TX 77019-7100

Pershing LLC	1,545,285	Record	5.32%
PO Box 2052
Jersey City, NJ 07303-2052

Royce Small-Cap Opportunity Fund (Institutional Class)

National Financial Services LLC	4,279,237	Record	26.03%
499 Washington Blvd
Jersey City, NJ 07310-1995

MLPF&S For The Sole Benefit Of	2,296,593	Record	13.97%
Its Customers
Attn Fund Administration #98820
4800 Deer Lake Dr E Fl 2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.	1,684,058	Record	10.24%
Attn: Mutual Fund Ops
101 Montgomery St
San Francisco, CA 94104-4151

TIAA Trust, N.A.	1,152,811	Record	7.01%
As Cust/TTEE Of Retirement Plans
Recordkept By TIAA
Attn: Fund Operations
8500 Andrew Carnegie Blvd
Charlotte, NC 28262-8500

UBS Wealth Management USA	1,070,911	Record	6.51%
Omni Account M/F
Special Custody Accounts EBO Customers of UBS FSI
1000 Harbor Blvd
Weehawken, NJ 07086-6761

Vanguard Fiduciary Trust Company	1,038,799	Record	6.32%
Royce Funds Omnibus
PO Box 2600
Attn Outside Funds
Valley Forge, PA 19482-2600

Royce Small-Cap Special Equity (Institutional Class)

Charles Schwab & Co. Inc.	2,804,864	Record	37.77%
Special Custody A/C FBO Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4151

National Financial Services LLC	666,106	Record	8.97%
499 Washington Blvd
Jersey City, NJ 07310-1995

Edward D. Jones & Co.	648,743	Record	8.74%
For The Benefit Of Its Customers
12555 Manchester Rd
Saint Louis, MO 63131-3710

Pershing LLC	575,593	Record	7.75%
PO Box 2052
Jersey City, NJ 07303-2052

Royce Global Financial Services Fund (Institutional Class)

Charles Schwab & Co. Inc.	617,215	Record	99.92%
Special Custody A/C FBO Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4151

Royce Small-Cap Fund (Institutional Class)

National Financial Services LLC	9,844,540	Record	46.00%
499 Washington Blvd
Jersey City, NJ 07310-1995

Charles Schwab & Co. Inc.	3,781,695	Record	17.67%
Special Custody A/C FBO Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4151

TIAA Trust, N.A. As Cust/TTEE	1,966,145	Record	9.19%
Of Retirement Plans
Recordkept By TIAA
Attn: Fund Operations
8500 Andrew Carnegie Blvd
Charlotte, NC 28262-8500

Pershing LLC	1,465,660	Record	6.85%
PO Box 2052
Jersey City, NJ 07303-2052

Royce Smaller-Companies Growth Fund (Institutional Class)

Charles Schwab & Co. Inc.	443,658	Record	64.74%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

National Financial Services LLC	91,424	Record	13.34%
499 Washington Blvd
Jersey City, NJ 07310-1995

Nationwide Trust Company FSB	41,012	Record	5.98%
C/O Ipo Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029

Empower Annuity Insurance	39,612	Record	5.78%
Variable Annuity 5
8515 E Orchard Rd 2T2
Greenwood Village, CO 80111-5002

Royce International Premier Fund (Investment Class)

National Financial Services	4,975,972	Record	26.26%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

LPL Financial	3,463,231	Record	18.28%
Omnibus Customer Account
Attn Mutual Fund Trading
4707 Executive Dr
San Diego, CA 92121-3091

Charles Schwab & Co. Inc.	2,679,312	Record	14.14%
Reinvest Account
Attn Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Raymond James	2,518,216	Record	13.29%
Omnibus For Mutual Funds
House Acct
Attn Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Pershing LLC	2,239,636	Record	11.82%
PO Box 2052
Jersey City, NJ 07303-2052

Royce Small-Cap Total Return Fund (R Class)

Hartford Life Insurance Co.	851,313	Record	30.46%
Separate Account
Attn UIT Operations
PO Box 2999
Hartford, CT 06104-2999

Voya Institutional Trust Company	412,596	Record	14.76%
1 Orange Way
Windsor, CT 06095-4773

State Street Bank And Trust As	160,245	Record	5.73%
Trustee And/Or Custodian FBO
ADP Access Product
1 Lincoln St
Boston, MA 02111-2901

Royce Small-Cap Opportunity Fund (R Class)

Sammons Financial Network LLC	2,691,957	Record	82.13%
4546 Corporate Dr Suite 100
West Des Moines, IA 50266-5911

Royce International Premier Fund (Service Class)

Charles Schwab & Co. Inc.	631,603	Record	31.83%
211 Main St Fl 17
San Francisco, CA 94105-1901

National Financial Services	624,262	Record	31.46%
FEBO Our Customers
200 Liberty St 1 World Fin Ctr
Attn Mutual Fund Dept 5th Floor
New York, NY 10281

Morgan Stanley Smith Barney LLC	175,196	Record	8.83%
For The Exclusive Benefit Of Its Customers
1 New York Plaza, Fl 12
New York, NY 10004-1965

Pershing LLC	139,101	Record	7.01%
PO Box 2052
Jersey City, NJ 07303-2052